UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------

               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  December 31
                          ------------------

Date of reporting period: March 31, 2009
                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. SCHEDULE OF INVESTMENTS.

        The Schedule(s) of Investments are attached herewith.



FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 2.5%
    2,320  American Science & Engineering, Inc.    $ 129,456
    3,310  Applied Signal Technology, Inc.            66,961
    2,551  Ducommun, Inc.                             37,092
   14,044  GenCorp, Inc. (b)                          29,773
    2,299  LMI Aerospace, Inc. (b)                    16,645
                                               --------------
                                                     279,927
                                               --------------

           AIR FREIGHT & LOGISTICS -- 0.3%
    2,265  Dynamex, Inc. (b)                          29,626
                                               --------------
           AUTO COMPONENTS -- 0.1%
    3,953  Stoneridge, Inc. (b)                        8,341
                                               --------------
           BEVERAGES -- 0.5%
    2,565  Boston Beer (The) Co., Inc.,
              Class A (b)                             53,506
                                               --------------
           BIOTECHNOLOGY -- 0.4%
    3,508  Emergent Biosolutions, Inc. (b)            47,393
                                               --------------
           BUILDING PRODUCTS -- 1.8%
    3,621  AAON, Inc.                                 65,613
    7,092  Apogee Enterprises, Inc.                   77,870
    7,093  Gibraltar Industries, Inc.                 33,479
    4,468  Insteel Industries, Inc.                   31,097
                                               --------------
                                                     208,059
                                               --------------

           CAPITAL MARKETS -- 1.0%
    4,956  Calamos Asset Management, Inc.,
              Class A                                 23,838
    5,332  Penson Worldwide, Inc. (b)                 34,285
    8,680  TradeStation Group, Inc. (b)               57,288
                                               --------------
                                                     115,411
                                               --------------

           CHEMICALS -- 3.0%
    4,784  American Vanguard Corp.                    61,714
    4,606  Balchem Corp.                             115,749
    5,773  Flotek Industries, Inc. (b)                 9,064
    6,667  Landec Corp. (b)                           37,135
    3,878  LSB Industries, Inc. (b)                   38,353
    2,760  Quaker Chemical Corp.                      21,914
    5,373  Zep, Inc.                                  54,966
                                               --------------
                                                     338,895
                                               --------------

           COMMERCIAL BANKS -- 14.1%
    3,209  Bank of the Ozarks, Inc.                   74,064
    3,128  Capital City Bank Group, Inc.              35,847
    4,015  Center Financial Corp.                     11,322
    5,113  CoBiz Financial, Inc.                      26,843
    3,436  Community Trust Bancorp, Inc.              91,913
    2,554  First Community Bancshares, Inc.           29,805
    9,521  First Financial Bancorp                    90,735
    5,538  First Merchants Corp.                      59,755


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMERCIAL BANKS (CONTINUED)
   10,879  Harleysville National Corp.             $  65,927
    4,045  Home Bancshares, Inc.                      80,779
    4,150  Independent Bank Corp.                     61,212
    6,024  Lakeland Bancorp, Inc.                     48,373
    5,130  MainSource Financial Group, Inc.           41,245
    5,788  Oriental Financial Group, Inc.             28,245
    5,327  Renasant Corp.                             66,907
    3,064  S.Y. Bancorp, Inc.                         74,455
    2,864  SCBT Financial Corp.                       59,858
    3,240  Simmons First National Corp.,
              Class A                                 81,616
    3,215  Southside Bancshares, Inc.                 60,763
    3,735  Southwest Bancorp, Inc.                    35,034
    5,676  Stellarone Corp.                           67,601
    4,590  Sterling Bancorp                           45,441
    2,449  Suffolk Bancorp                            63,650
    7,860  Texas Capital Bancshares, Inc. (b)         88,504
    1,880  Tompkins Financial Corp.                   80,840
    6,252  TowneBank                                 102,095
    5,873  Wilshire Bancorp, Inc.                     30,305
                                               --------------
                                                   1,603,134
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 1.8%
    6,955  Bowne & Co., Inc.                          22,326
    2,902  Cornell Cos., Inc. (b)                     47,506
    6,587  Ennis, Inc.                                58,361
    3,223  Schawk, Inc.                               19,467
    2,108  Standard Parking Corp. (b)                 34,571
    3,949  Standard Register (The) Co.                18,086
                                               --------------
                                                     200,317
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 2.7%
    2,241  Bel Fuse, Inc., Class B                    30,119
    4,211  DG Fastchannel, Inc. (b)                   79,040
    6,384  Digi International, Inc. (b)               48,965
    3,869  EMS Technologies, Inc. (b)                 67,553
    5,206  Globecomm Systems, Inc. (b)                30,143
    6,611  Harris Stratex Networks, Inc.,
              Class A (b)                             25,452
   12,432  Opnext, Inc. (b)                           21,259
                                               --------------
                                                     302,531
                                               --------------

           COMPUTERS & PERIPHERALS -- 0.7%
    5,151  Stratasys, Inc. (b)                        42,599
    6,398  Super Micro Computer, Inc. (b)             31,478
                                               --------------
                                                      74,077
                                               --------------

           CONSTRUCTION & ENGINEERING -- 2.7%
    9,279  Furmanite Corp. (b)                        28,858


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING
              (CONTINUED)
    9,412  Insituform Technologies, Inc.,
              Class A (b)                          $ 147,203
    2,336  Northwest Pipe Co. (b)                     66,506
    3,338  Sterling Construction Co., Inc. (b)        59,550
                                               --------------
                                                     302,117
                                               --------------

           CONSUMER FINANCE -- 0.5%
    6,103  Dollar Financial Corp. (b)                 58,101
                                               --------------

           CONTAINERS & PACKAGING -- 0.4%
    6,939  Myers Industries, Inc.                     42,605
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 1.0%
    6,664  Jackson Hewitt Tax Service, Inc.           34,786
    2,209  Learning Tree International, Inc.
              (b)                                     18,710
    2,023  Pre-Paid Legal Services, Inc. (b)          58,728
                                               --------------
                                                     112,224
                                               --------------

           DIVERSIFIED FINANCIAL SERVICES -- 0.3%
    3,563  Asset Acceptance Capital Corp. (b)         18,919
    3,524  Encore Capital Group, Inc. (b)             15,964
                                               --------------
                                                      34,883
                                               --------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.2%
    2,429  Atlantic Tele-Network, Inc.                46,588
    6,001  Consolidated Communications
              Holdings, Inc.                          61,570
    5,996  Shenandoah Telecommunications Co.         136,709
                                               --------------
                                                     244,867
                                               --------------

           ELECTRIC UTILITIES -- 0.4%
    2,592  Central Vermont Public Service
              Corp.                                   44,842
                                               --------------

           ELECTRICAL EQUIPMENT -- 0.2%
    5,466  LSI Industries, Inc.                       28,259
                                               --------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.5%
    8,569  CTS Corp.                                  30,934
    6,314  Electro Scientific Industries,
              Inc. (b)                                37,379
    3,943  FARO Technologies, Inc. (b)                52,994
    6,030  Gerber Scientific, Inc. (b)                14,412
    3,488  Measurement Specialties, Inc. (b)          14,266
    9,701  Methode Electronics, Inc.                  34,729
    9,161  Newport Corp. (b)                          40,492


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS (CONTINUED)
   10,907  TTM Technologies, Inc. (b)              $  63,260
                                               --------------
                                                     288,466
                                               --------------

           ENERGY EQUIPMENT & SERVICES -- 1.3%
    1,994  Bolt Technology Corp. (b)                  14,177
   15,689  Boots & Coots International Well
              Control, Inc. (b)                       19,611
    6,830  Bronco Drilling Co., Inc. (b)              35,926
    1,986  Dawson Geophysical Co. (b)                 26,811
    5,350  ENGlobal Corp. (b)                         24,289
    1,208  OYO Geospace Corp. (b)                     15,777
    2,945  Union Drilling, Inc. (b)                   11,191
                                               --------------
                                                     147,782
                                               --------------

           FOOD & STAPLES RETAILING -- 0.4%
    3,266  Ingles Markets, Inc., Class A              48,761
                                               --------------

           FOOD PRODUCTS -- 0.5%
    9,370  B&G Foods, Inc., Class A                   48,724
    3,228  Omega Protein Corp. (b)                     8,522
                                               --------------
                                                      57,246
                                               --------------

           GAS UTILITIES -- 0.5%
    1,734  Chesapeake Utilities Corp.                 52,852
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
    2,469  Cynosure, Inc., Class A (b)                15,036
    5,826  Greatbatch, Inc. (b)                      112,733
    3,424  ICU Medical, Inc. (b)                     109,979
                                               --------------
                                                     237,748
                                               --------------

           HEALTH CARE PROVIDERS & SERVICES -- 6.6%
    1,924  Almost Family, Inc. (b)                    36,729
    2,686  Assisted Living Concepts, Inc.,
              Class A (b)                             36,422
    3,035  Bio-Reference Laboratories, Inc. (b)       63,462
    1,923  Corvel Corp. (b)                           38,883
    7,270  Cross Country Healthcare, Inc. (b)         47,618
    2,428  Emergency Medical Services Corp.,
              Class A (b)                             76,215
    7,847  Hanger Orthopedic Group, Inc. (b)         103,973
    4,046  MedCath Corp. (b)                          29,414
    2,875  MWI Veterinary Supply, Inc. (b)            81,880
    8,359  Odyssey HealthCare, Inc. (b)               81,082
    4,595  RehabCare Group, Inc. (b)                  80,137


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES
              (CONTINUED)
    5,095  Skilled Healthcare Group, Inc.,
              Class A (b)                          $  41,830
    3,014  U.S. Physical Therapy, Inc. (b)            29,176
                                               --------------
                                                     746,821
                                               --------------

           HEALTH CARE TECHNOLOGY -- 0.8%
    2,597  Computer Programs & Systems, Inc.          86,402
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 3.9%
    6,432  AFC Enterprises, Inc. (b)                  29,008
    4,874  Ambassadors Group, Inc.                    39,577
    3,353  Bluegreen Corp. (b)                         5,834
    6,142  California Pizza Kitchen, Inc. (b)         80,338
   24,272  Denny's Corp. (b)                          40,534
    5,298  Marcus (The) Corp.                         45,033
    4,764  O'Charley's, Inc.                          14,340
    3,550  Peet's Coffee & Tea, Inc. (b)              76,751
    3,641  Red Robin Gourmet Burgers, Inc. (b)        64,191
   12,601  Ruby Tuesday, Inc. (b)                     36,795
    3,465  Town Sports International
              Holdings, Inc. (b)                      10,360
                                               --------------
                                                     442,761
                                               --------------

           HOUSEHOLD DURABLES -- 0.7%
    2,315  Hooker Furniture Corp.                     19,539
    3,562  Universal Electronics, Inc. (b)            64,472
                                               --------------
                                                      84,011
                                               --------------

           HOUSEHOLD PRODUCTS -- 0.8%
   11,431  Central Garden & Pet Co., Class A (b)      85,961
                                               --------------

           INDUSTRIAL CONGLOMERATES -- 0.3%
    3,166  Standex International Corp.                29,127
                                               --------------
           INSURANCE -- 4.1%
    2,182  American Physicians Capital, Inc.          89,287
    4,788  Amerisafe, Inc. (b)                        73,352
    2,052  FPIC Insurance Group, Inc. (b)             75,986
   14,833  Meadowbrook Insurance Group, Inc.          90,481
    8,092  PMA Capital Corp., Class A (b)             33,744
    5,485  Presidential Life Corp.                    42,728
    5,401  Seabright Insurance Holdings, Inc. (b)     56,495
                                               --------------
                                                     462,073
                                               --------------

           INTERNET & CATALOG RETAIL -- 1.0%
    3,327  Bidz.com, Inc. (b)                         13,374


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           INTERNET & CATALOG RETAIL
              (CONTINUED)
    6,045  PetMed Express, Inc. (b)                $  99,622
                                               --------------
                                                     112,996
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 1.2%
    3,926  Liquidity Services, Inc. (b)               27,443
    8,145  Perficient, Inc. (b)                       43,983
   12,212  S1 Corp. (b)                               62,892
                                               --------------
                                                     134,318
                                               --------------

           IT SERVICES -- 2.1%
   15,103  Ciber, Inc. (b)                            41,231
    3,708  ExlService Holdings, Inc. (b)              31,963
    5,444  Gevity HR, Inc.                            21,504
   10,069  Global Cash Access Holdings, Inc. (b)      38,464
    9,533  Hackett Group, Inc.  (b)                   19,257
    4,359  Integral Systems, Inc. (b)                 37,487
    1,676  NCI, Inc., Class A (b)                     43,576
                                               --------------
                                                     233,482
                                               --------------

           LEISURE EQUIPMENT & PRODUCTS -- 0.9%
    4,438  RC2 Corp. (b)                              23,388
   10,161  Smith & Wesson Holding Corp. (b)           61,169
    1,923  Steinway Musical Instruments (b)           23,019
                                               --------------
                                                     107,576
                                               --------------

           MACHINERY -- 3.8%
    6,692  Altra Holdings, Inc. (b)                   25,965
    2,304  American Railcar Industries, Inc.          17,579
    2,126  Ampco-Pittsburgh Corp.                     28,191
    2,175  Cascade Corp.                              38,345
    4,842  Columbus McKinnon Corp. (b)                42,222
    9,833  Flow International Corp. (b)               15,929
    3,966  Greenbrier Cos., Inc.                      14,516
    1,615  Hurco Cos., Inc. (b)                       17,167
    3,284  Kadant, Inc. (b)                           37,832
    1,272  Key Technology, Inc. (b)                   11,194
      668  K-Tron International, Inc. (b)             40,528
    2,612  L.B. Foster Co., Class A (b)               64,856
    4,226  Lydall, Inc. (b)                           12,551
    4,145  NN, Inc.                                    5,223
    4,173  Tennant Co.                                39,101
    2,260  Thermadyne Holdings Corp. (b)               4,791
    2,288  Twin Disc, Inc.                            15,833
                                               --------------
                                                     431,823
                                               --------------

           MARINE -- 0.2%
    1,369  International Shipholding Corp.            26,928
                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MEDIA -- 1.2%
    4,830  Cox Radio, Inc., Class A (b)            $  19,803
    6,815  E.W. Scripps (The) Co., Class A             9,200
    6,682  Martha Stewart Living Omnimedia,
              Inc., Class A (b)                       16,638
   11,888  Sinclair Broadcast Group, Inc.,
              Class A                                 12,245
   12,123  Valassis Communications, Inc. (b)          19,033
    5,597  World Wrestling Entertainment,
              Inc., Class A                           64,590
                                               --------------
                                                     141,509
                                               --------------

           METALS & MINING -- 0.5%
    4,588  A.M. Castle & Co.                          40,925
    1,691  Universal Stainless & Alloy (b)            16,352
                                               --------------
                                                      57,277
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 2.1%
    5,489  Callon Petroleum Co. (b)                    5,983
    9,683  DHT Maritime, Inc.                         37,183
    3,809  Duncan Energy Partners L.P. (c)            57,021
    3,183  K-Sea Transportation Partners L.P. (c)     56,339
   14,839  VAALCO Energy, Inc. (b)                    78,498
                                               --------------
                                                     235,024
                                               --------------

           PAPER & FOREST PRODUCTS -- 0.3%
    9,845  Buckeye Technologies, Inc. (b)             20,970
    6,121  KapStone Paper & Packaging Corp. (b)       15,057
                                               --------------
                                                      36,027
                                               --------------

           PERSONAL PRODUCTS -- 0.6%
    3,598  Inter Parfums, Inc.                        20,976
    8,937  Prestige Brands Holdings, Inc. (b)         46,294
                                               --------------
                                                      67,270
                                               --------------

           PHARMACEUTICALS -- 0.1%
    3,166  Caraco Pharmaceutical
              Laboratories Ltd., Inc. (b)             11,144
                                               --------------

           PROFESSIONAL SERVICES -- 3.7%
    1,823  Barrett Business Services, Inc.            17,537
    3,350  CDI Corp.                                  32,562
    3,544  COMSYS IT Partners, Inc. (b)                7,832
    2,779  CRA International, Inc. (b)                52,468
    3,482  Exponent, Inc. (b)                         88,199
    6,516  Hudson Highland Group, Inc. (b)             7,233
    1,785  ICF International, Inc. (b)                41,001
    9,332  Kforce, Inc. (b)                           65,604
    6,095  LECG Corp. (b)                             15,481
    9,095  On Assignment, Inc. (b)                    24,647


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           PROFESSIONAL SERVICES (CONTINUED)
   13,117  Spherion Corp. (b)                      $  27,283
    2,730  Volt Information Sciences, Inc. (b)        18,155
      968  VSE Corp.                                  25,846
                                               --------------
                                                     423,848
                                               --------------

           REAL ESTATE INVESTMENT TRUSTS --  0.7%
   19,592  Anthracite Capital, Inc.                    6,661
   12,264  Hersha Hospitality Trust                   23,302
    8,667  Kite Realty Group Trust                    21,234
   14,599  NorthStar Realty Finance Corp.             33,870
                                               --------------
                                                      85,067
                                               --------------

           ROAD & RAIL -- 0.4%
    3,405  Saia, Inc. (b)                             40,690
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.9%
    6,331  IXYS Corp.                                 51,028
    6,512  Pericom Semiconductor Corp. (b)            47,603
                                               --------------
                                                      98,631
                                               --------------

           SOFTWARE -- 1.6%
    4,146  i2 Technologies, Inc. (b)                  32,754
    5,057  Kenexa Corp. (b)                           27,257
    7,096  Radiant Systems, Inc. (b)                  31,293
    9,417  TeleCommunication Systems, Inc. (b)        86,354
                                               --------------
                                                     177,658
                                               --------------

           SPECIALTY RETAIL -- 9.9%
    2,605  America's Car-Mart, Inc. (b)               35,402
    8,046  Asbury Automotive Group, Inc.              34,678
    4,796  Big 5 Sporting Goods Corp.                 28,153
    7,044  Cato (The) Corp., Class A                 128,764
    9,024  Christopher & Banks Corp.                  36,908
    3,646  Citi Trends, Inc. (b)                      83,457
    2,930  Conn's, Inc. (b)                           41,137
    4,120  DSW, Inc., Class A (b)                     38,275
    5,929  Group 1 Automotive, Inc.                   82,828
    3,963  hhgregg, Inc. (b)                          56,077
   11,249  Hot Topic, Inc. (b)                       125,876
    4,633  Jos. A. Bank Clothiers, Inc. (b)          128,844
    3,328  Midas, Inc. (b)                            26,358
    4,931  Monro Muffler Brake, Inc.                 134,764
    2,251  Shoe Carnival, Inc. (b)                    23,298
   22,306  Wet Seal, Inc., Class A (b)                74,948
    4,670  Zumiez, Inc. (b)                           45,299
                                               --------------
                                                   1,125,066
                                               --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
    6,777  K-Swiss, Inc., Class A                  $  57,876
    4,761  Maidenform Brands, Inc. (b)                43,611
    4,495  Movado Group, Inc.                         33,892
    3,051  Perry Ellis International, Inc. (b)        10,556
    4,103  Steven Madden Ltd. (b)                     77,054
    3,885  Volcom, Inc. (b)                           37,685
                                               --------------
                                                     260,674
                                               --------------

           THRIFTS & MORTGAGE FINANCE -- 3.0%
    3,055  Berkshire Hills Bancorp, Inc.              70,021
    2,968  First Financial Holdings, Inc.             22,705
    4,959  First Financial Northwest, Inc.            41,358
    4,324  First Place Financial Corp.                14,529
    5,033  Flushing Financial Corp.                   30,299
    2,157  OceanFirst Financial Corp.                 22,044
    9,338  Ocwen Financial Corp. (b)                 106,733
    1,563  WSFS Financial Corp.                       34,949
                                               --------------
                                                     342,638
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS -- 1.5%
    2,169  DXP Enterprises, Inc. (b)                  22,406
    7,691  H&E Equipment Services, Inc. (b)           50,376
    4,201  Houston Wire & Cable Co.                   32,558
    8,208  Interline Brands, Inc. (b)                 69,193
                                               --------------
                                                     174,533
                                               --------------

           WATER UTILITIES -- 0.7%
    3,306  SJW Corp.                                  84,072
                                               --------------

           TOTAL INVESTMENTS -- 99.8%
             (Cost $20,266,735) (d)               11,307,377
           NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                      19,436
                                               --------------
           NET ASSETS -- 100.0%                 $ 11,326,813
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $225,568 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,184,926.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 11,307,377
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 11,307,377
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AUTO COMPONENTS -- 0.1%
    4,758  Cooper Tire & Rubber Co.                $  19,222
                                               --------------

           CHEMICALS -- 4.2%
  157,232  Dow Chemical (The) Co.                  1,325,466
                                               --------------

           COMMERCIAL BANKS -- 20.4%
    7,953  Associated Banc-Corp.                     122,794
   39,592  BB&T Corp.                                669,897
      956  City National Corp.                        32,284
    7,660  Comerica, Inc.                            140,255
    4,093  F.N.B. Corp.                               31,393
    8,855  Fifth Third Bancorp                        25,857
    2,009  First Busey Corp.                          15,590
    3,805  First Midwest Bancorp, Inc.                32,685
    3,789  FirstMerit Corp.                           68,960
   10,489  Fulton Financial Corp.                     69,542
   81,405  Huntington Bancshares, Inc.               135,132
    1,424  Marshall & Ilsley Corp.                     8,017
    5,200  National Penn Bancshares, Inc.             43,160
    4,003  Old National Bancorp                       44,714
    1,863  Pacific Capital Bancorp                    12,613
    1,712  PacWest Bancorp                            24,533
      544  Park National Corp.                        30,328
   27,863  PNC Financial Services Group, Inc.        816,107
    1,109  S&T Bancorp, Inc.                          23,522
    7,622  SunTrust Banks, Inc.                       89,482
    7,277  Susquehanna Bancshares, Inc.               67,894
   13,647  Synovus Financial Corp.                    44,353
    7,443  TCF Financial Corp.                        87,530
    1,817  Trustmark Corp.                            33,396
  102,086  U.S. Bancorp                            1,491,476
      872  Umpqua Holdings Corp.                       7,900
    2,053  United Bankshares, Inc.                    35,394
    7,135  Valley National Bancorp                    88,260
      331  Webster Financial Corp.                     1,407
  141,018  Wells Fargo & Co.                       2,008,096
    3,141  Whitney Holding Corp.                      35,964
    3,530  Wilmington Trust Corp.                     34,206
    1,415  Zions Bancorp                              13,909
                                               --------------
                                                   6,386,650
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES --  0.8%
   10,406  Pitney Bowes, Inc.                        242,980
    3,052  Steelcase, Inc., Class A                   15,291
                                               --------------
                                                     258,271
                                               --------------

           DIVERSIFIED FINANCIAL SERVICES -- 9.6%
  439,446  Bank of America Corp.                   2,997,022
                                               --------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 16.2%
  119,685  AT&T, Inc.                           $  3,016,062
   68,258  Verizon Communications, Inc.            2,061,392
                                               --------------
                                                   5,077,454
                                               --------------

           ELECTRIC UTILITIES -- 9.0%
   18,737  American Electric Power Co., Inc.         473,297
    4,498  DPL, Inc.                                 101,385
    2,382  Empire District Electric (The) Co.         34,396
    5,969  Great Plains Energy, Inc.                  80,402
    5,839  Hawaiian Electric Industries, Inc.         80,228
   14,729  Pepco Holdings, Inc.                      183,818
    6,124  Pinnacle West Capital Corp.               162,653
   14,085  Progress Energy, Inc.                     510,722
   34,301  Southern Co.                            1,050,297
    1,586  UIL Holdings Corp.                         35,400
    5,572  Westar Energy, Inc.                        97,677
                                               --------------
                                                   2,810,275
                                               --------------

           GAS UTILITIES -- 1.3%
    3,682  AGL Resources, Inc.                        97,683
    4,033  Atmos Energy Corp.                         93,243
      612  Laclede Group (The), Inc.                  23,856
    2,038  Nicor, Inc.                                67,723
    2,264  Piedmont Natural Gas Co., Inc.             58,615
    1,641  WGL Holdings, Inc.                         53,825
                                               --------------
                                                     394,945
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 1.6%
   22,916  Carnival Corp.                            494,986
                                               --------------

           HOUSEHOLD DURABLES -- 0.7%
    9,279  Leggett & Platt, Inc.                     120,534
   15,835  Newell Rubbermaid, Inc.                   101,027
                                               --------------
                                                     221,561
                                               --------------

           INSURANCE -- 1.2%
    5,287  Arthur J. Gallagher & Co.                  89,879
    8,109  Cincinnati Financial Corp.                185,453
    1,748  Mercury General Corp.                      51,915
    2,389  Zenith National Insurance Corp.            57,599
                                               --------------
                                                     384,846
                                               --------------

           MACHINERY -- 0.1%
    2,259  Briggs & Stratton Corp.                    37,273
                                               --------------

           MEDIA -- 0.8%
  119,274  Gannett Co., Inc.                         262,403
                                               --------------

           MULTI-UTILITIES -- 8.2%
   18,718  Ameren Corp.                              434,070
    2,499  Black Hills Corp.                          44,707


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
   16,840  CenterPoint Energy, Inc.             $    175,641
      605  CH Energy Group, Inc.                      28,375
   13,100  Consolidated Edison, Inc.                 518,891
    9,672  DTE Energy Co.                            267,914
    6,243  Integrys Energy Group, Inc.               162,568
    3,928  NSTAR                                     125,225
    4,278  OGE Energy Corp.                          101,902
    5,267  SCANA Corp.                               162,698
   11,361  TECO Energy, Inc.                         126,675
    4,111  Vectren Corp.                              86,701
   17,602  Xcel Energy, Inc.                         327,925
                                               --------------
                                                   2,563,292
                                               --------------

           PHARMACEUTICALS -- 22.0%
   62,320  Bristol-Myers Squibb Co.                1,366,054
   39,100  Eli Lilly & Co.                         1,306,331
   61,027  Merck & Co., Inc.                       1,632,472
  190,238  Pfizer, Inc.                            2,591,042
                                               --------------
                                                   6,895,899
                                               --------------

           REAL ESTATE INVESTMENT TRUSTS -- 0.8%
    4,113  Rayonier, Inc.                            124,295
    7,233  Redwood Trust, Inc.                       111,026
                                               --------------
                                                     235,321
                                               --------------

           SPECIALTY RETAIL -- 0.2%
    6,697  Foot Locker, Inc.                          70,184
                                               --------------

           THRIFTS & MORTGAGE FINANCE -- 1.2%
    3,927  Astoria Financial Corp.                    36,089
    4,371  First Niagara Financial Group, Inc.        47,644
   25,638  New York Community Bancorp, Inc.          286,377
    1,049  Washington Federal, Inc.                   13,941
                                               --------------
                                                     384,051
                                               --------------

           TOBACCO -- 1.4%
   11,938  Reynolds American, Inc.                   427,858
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      961  Watsco, Inc.                               32,703
                                               --------------

           TOTAL INVESTMENTS -- 99.9%
             (Cost $53,540,503) (b)               31,279,682
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      38,008
                                               --------------
           NET ASSETS -- 100.0%                 $ 31,317,690
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,794 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,290,615.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 31,279,682
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 31,279,682
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (d)

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 1.4%
    1,350  DynCorp International, Inc., Class
              A (b)                                $  17,995
    3,314  Spirit AeroSystems Holdings, Inc.,
              Class A (b)                             33,041
      558  Stanley, Inc. (b)                          14,168
    1,142  TransDigm Group, Inc. (b)                  37,503
                                               --------------
                                                     102,707
                                               --------------

           AIRLINES -- 0.3%
      479  Allegiant Travel Co. (b)                   21,775
                                               --------------

           AUTO COMPONENTS -- 0.2%
    1,516  WABCO Holdings, Inc.                       18,662
                                               --------------

           BEVERAGES -- 1.4%
    6,010  Dr. Pepper Snapple Group, Inc. (b)        101,629
                                               --------------

           BIOTECHNOLOGY -- 0.6%
      895  Acorda Therapeutics, Inc. (b)              17,730
      672  Genomic Health, Inc. (b)                   16,384
      754  Osiris Therapeutics, Inc. (b)              10,405
                                               --------------
                                                      44,519
                                               --------------

           CAPITAL MARKETS -- 3.1%
    5,184  Ameriprise Financial, Inc.                106,220
    2,896  Lazard Ltd., Class A                       85,142
    1,388  optionsXpress Holdings, Inc.               15,782
    1,457  RiskMetrics Group, Inc. (b)                20,821
                                               --------------
                                                     227,965
                                               --------------

           CHEMICALS -- 2.0%
    3,400  Celanese Corp., Class A                    45,458
    1,147  CF Industries Holdings, Inc.               81,586
    5,554  Huntsman Corp.                             17,384
                                               --------------
                                                     144,428
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 0.2%
    2,093  EnergySolutions, Inc.                      18,104
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 0.4%
    1,665  Starent Networks Corp. (b)                 26,324
                                               --------------

           COMPUTERS & PERIPHERALS -- 0.9%
    4,100  Teradata Corp. (b)                         66,502
                                               --------------

           CONSTRUCTION & ENGINEERING -- 1.6%
    2,568  Aecom Technology Corp. (b)                 66,973
    3,834  KBR, Inc.                                  52,948
                                               --------------
                                                     119,921
                                               --------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           CONSUMER FINANCE -- 1.0%
   11,407  Discover Financial Services             $  71,978
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 0.5%
      395  Capella Education Co. (b)                  20,935
    1,077  Grand Canyon Education, Inc. (b)           18,589
                                               --------------
                                                      39,524
                                               --------------

           DIVERSIFIED FINANCIAL SERVICES -- 0.7%
      960  Interactive Brokers Group, Inc.,
              Class A (b)                             15,485
    2,371  MSCI, Inc., Class A (b)                    40,093
                                               --------------
                                                      55,578
                                               --------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.2%
    3,378  Embarq Corp.                              127,857
      764  Neutral Tandem, Inc. (b)                   18,802
      999  NTELOS Holdings Corp.                      18,122
                                               --------------
                                                     164,781
                                               --------------

           ELECTRIC UTILITIES -- 0.7%
    1,178  ITC Holdings Corp.                         51,384
                                               --------------

           ELECTRICAL EQUIPMENT -- 4.4%
    1,934  First Solar, Inc. (b)                     256,642
    3,385  GT Solar International, Inc. (b)           22,476
    2,038  SunPower Corp., Class A (b)                48,464
                                               --------------
                                                     327,582
                                               --------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 2.9%
    2,680  Dolby Laboratories, Inc., Class A (b)      91,415
   10,851  Tyco Electronics Ltd.                     119,795
                                               --------------
                                                     211,210
                                               --------------

           ENERGY EQUIPMENT & SERVICES -- 0.6%
    1,942  Dresser-Rand Group, Inc. (b)               42,918
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 6.7%
   11,938  Covidien Ltd.                             396,819
    2,527  ev3, Inc. (b)                              17,942
    1,360  Masimo Corp. (b)                           39,413
      862  NuVasive, Inc. (b)                         27,050
    1,130  Volcano Corp. (b)                          16,441
                                               --------------
                                                     497,665
                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (d)

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES -- 0.2%
      558  CardioNet, Inc. (b)                     $  15,657
                                               --------------

           HEALTH CARE TECHNOLOGY -- 0.2%
    1,068  MedAssets, Inc. (b)                        15,219
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 2.7%
    3,189  Burger King Holdings, Inc.                 73,188
    4,301  Tim Hortons, Inc.                         109,116
    4,206  Wyndham Worldwide Corp.                    17,665
                                               --------------
                                                     199,969
                                               --------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.4%
    1,075  Ormat Technologies, Inc.                   29,520
                                               --------------

           INSURANCE -- 1.9%
    1,165  Allied World Assurance Holdings
              Ltd.                                    44,305
    2,009  Flagstone Reinsurance Holdings Ltd.        15,650
      854  Greenlight Capital Re, Ltd.,
              Class A (b)                             13,638
    2,253  OneBeacon Insurance Group Ltd.,
              Class A                                 21,764
    1,794  Validus Holdings Ltd.                      42,482
                                               --------------
                                                     137,839
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 1.7%
    1,179  Gmarket, Inc., ADR (b)                     19,347
    1,801  Omniture, Inc. (b)                         23,755
    2,785  Rackspace Hosting, Inc. (b)                20,860
      998  VistaPrint Ltd. (b)                        27,435
    1,380  WebMD Health Corp., Class A (b)            30,774
                                               --------------
                                                     122,171
                                               --------------

           IT SERVICES -- 23.4%
    3,326  Broadridge Financial Solutions, Inc.       61,897
    5,084  Genpact Ltd. (b)                           45,044
    3,065  MasterCard, Inc., Class A                 513,326
    2,839  Metavante Technologies, Inc. (b)           56,667
    1,759  NeuStar, Inc., Class A (b)                 29,463
    4,803  SAIC, Inc. (b)                             89,672
   12,965  Visa, Inc., Class A                       720,854
   16,822  Western Union Co.                         211,453
                                               --------------
                                                   1,728,376
                                               --------------

           MEDIA -- 8.4%
    2,569  Cinemark Holdings, Inc.                    24,123
    1,122  Morningstar, Inc. (b)                      38,316
      998  National CineMedia, Inc.                   13,154


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           MEDIA (CONTINUED)
    3,884  Scripps Networks Interactive, Inc.,
              Class A                              $  87,429
    8,347  Time Warner Cable, Inc., Class A          207,005
   14,365  Viacom, Inc., Class B (b)                 249,664
                                               --------------
                                                     619,691
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 7.1%
    1,109  Alon USA Energy, Inc.                      15,193
    1,679  Alpha Natural Resources, Inc. (b)          29,802
    1,069  Bill Barrett Corp. (b)                     23,774
    1,815  Concho Resources, Inc. (b)                 46,446
    4,017  Continental Resources, Inc. (b)            85,201
    4,999  EXCO Resources, Inc. (b)                   49,990
    1,056  Foundation Coal Holdings, Inc.             15,154
    3,971  SandRidge Energy, Inc. (b)                 26,169
   15,242  Spectra Energy Corp.                      215,522
    1,620  Western Refining, Inc.                     19,343
                                               --------------
                                                     526,594
                                               --------------

           PERSONAL PRODUCTS -- 2.2%
    1,457  Herbalife Ltd.                             21,826
    4,845  Mead Johnson Nutrition Co., Class A (b)   139,875
                                               --------------
                                                     161,701
                                               --------------

           PHARMACEUTICALS -- 0.8%
    5,953  Warner Chilcott Ltd., Class A (b)          62,626
                                               --------------

           PROFESSIONAL SERVICES -- 0.9%
    1,535  IHS, Inc., Class A (b)                     63,211
                                               --------------

           ROAD & RAIL -- 0.4%
    7,662  Hertz Global Holdings, Inc. (b)            30,112
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.6%
    1,441  Atheros Communications (b)                 21,125
      711  Hittite Microwave Corp. (b)                22,183
                                               --------------
                                                      43,308
                                               --------------

           SOFTWARE -- 0.8%
    1,441  NetSuite, Inc. (b)                         16,226
    1,646  Solera Holdings, Inc. (b)                  40,788
                                               --------------
                                                      57,014
                                               --------------

           SPECIALTY RETAIL -- 0.3%
    1,480  J. Crew Group, Inc. (b)                    19,506
                                               --------------

           TEXTILES, APPAREL & LUXURY
              GOODS -- 0.3%
    2,217  Hanesbrands, Inc. (b)                      21,217
                                               --------------

           TOBACCO -- 12.3%
    3,982  Lorillard, Inc.                           245,849


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (d)

MARCH 31, 2009 (UNAUDITED)



   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           TOBACCO (CONTINUED)
   18,570  Philip Morris International, Inc.       $ 660,720
                                               --------------
                                                     906,569
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS
              -- 0.2%
    2,449  RSC Holdings, Inc. (b)                     12,882
                                               --------------

           WATER UTILITIES -- 1.0%
    3,791  American Water Works Co., Inc.             72,939
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 2.5%
    3,895  Clearwire Corp., Class A (b)               20,059
    8,316  MetroPCS Communications, Inc. (b)         142,037
    1,622  Syniverse Holdings, Inc. (b)               25,563
                                               --------------
                                                     187,659
                                               --------------



           TOTAL INVESTMENTS -- 100.1%
             (Cost $11,050,588) (c)                7,388,936
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                    (4,072)
                                               --------------
           NET ASSETS -- 100.0%                 $  7,384,864
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,241 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,711,893.
(d)  Formerly known as First Trust IPOX-100 Fund.

ADR  -  American Depositary Receipt.



-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $  7,388,936
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $  7,388,936
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AIR FREIGHT & LOGISTICS -- 2.0%
    3,298  C.H. Robinson Worldwide, Inc.           $ 150,422
    5,298  Expeditors International of
              Washington, Inc.                       149,880
                                               --------------
                                                     300,302
                                               --------------

           AIRLINES -- 0.9%
    6,142  Ryanair Holdings PLC, ADR (b)             141,942
                                               --------------

           BEVERAGES -- 1.0%
    4,129  Hansen Natural Corp. (b)                  148,644
                                               --------------

           BIOTECHNOLOGY -- 6.9%
    2,973  Amgen, Inc. (b)                           147,223
    2,892  Biogen Idec, Inc. (b)                     151,599
    3,175  Celgene Corp. (b)                         140,970
    2,180  Cephalon, Inc. (b)                        148,458
    2,647  Genzyme Corp. (b)                         157,205
    3,262  Gilead Sciences, Inc. (b)                 151,096
    5,020  Vertex Pharmaceuticals, Inc. (b)          144,224
                                               --------------
                                                   1,040,775
                                               --------------

           CHEMICALS -- 1.0%
    4,025  Sigma-Aldrich Corp.                       152,105
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 2.0%
    6,300  Cintas Corp.                              155,736
    3,065  Stericycle, Inc. (b)                      146,292
                                               --------------
                                                     302,028
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 4.0%
    9,084  Cisco Systems, Inc. (b)                   152,339
    9,577  Juniper Networks, Inc. (b)                144,229
    3,900  QUALCOMM, Inc.                            151,749
    3,467  Research In Motion Ltd. (b)               149,324
                                               --------------
                                                     597,641
                                               --------------

           COMPUTERS & PERIPHERALS -- 6.0%
    1,423  Apple, Inc. (b)                           149,586
   14,628  Dell, Inc. (b)                            138,674
   14,930  Logitech International S.A. (b)           153,480
    9,739  NetApp, Inc. (b)                          144,527
   31,418  Seagate Technology                        188,822
   17,842  Sun Microsystems, Inc. (b)                130,603
                                               --------------
                                                     905,692
                                               --------------

           CONSTRUCTION & ENGINEERING -- 0.9%
    7,915  Foster Wheeler AG (b)                     138,275
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 1.0%
    1,981  Apollo Group, Inc., Class A (b)           155,172
                                               --------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRICAL EQUIPMENT -- 1.1%
    1,201  First Solar, Inc. (b)                   $ 159,373
                                               --------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.1%
   61,239  Flextronics International Ltd. (b)        176,980
    7,012  FLIR Systems, Inc. (b)                    143,606
                                               --------------
                                                     320,586
                                               --------------

           FOOD & STAPLES RETAILING -- 1.0%
    3,224  Costco Wholesale Corp.                    149,336
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 3.1%
    5,793  DENTSPLY International, Inc.              155,542
   12,124  Hologic, Inc. (b)                         158,703
    1,543  Intuitive Surgical, Inc. (b)              147,141
                                               --------------
                                                     461,386
                                               --------------

           HEALTH CARE PROVIDERS & SERVICES
              -- 3.0%
    3,108  Express Scripts, Inc. (b)                 143,496
    3,878  Henry Schein, Inc. (b)                    155,159
    8,151  Patterson Cos., Inc. (b)                  153,728
                                               --------------
                                                     452,383
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 1.9%
   12,950  Starbucks Corp. (b)                       143,874
    7,040  Wynn Resorts Ltd. (b)                     140,589
                                               --------------
                                                     284,463
                                               --------------

           HOUSEHOLD DURABLES -- 1.0%
    7,208  Garmin Ltd.                               152,882
                                               --------------

           INTERNET & CATALOG RETAIL -- 3.0%
    2,066  Amazon.com, Inc. (b)                      151,727
   18,364  Expedia, Inc. (b)                         166,745
   46,620  Liberty Media Corp. -
              Interactive, Class A (b)               135,198
                                               --------------
                                                     453,670
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 6.8%
    7,971  Akamai Technologies, Inc. (b)             154,638
      825  Baidu.com, Inc., ADR (b)                  145,695
   11,954  eBay, Inc. (b)                            150,142
      438  Google, Inc., Class A (b)                 152,450
    9,818  IAC/InterActiveCorp (b)                   149,528
    7,307  VeriSign, Inc. (b)                        137,883
   10,627  Yahoo!, Inc. (b)                          136,132
                                               --------------
                                                   1,026,468
                                               --------------

           IT SERVICES -- 5.0%
    3,981  Automatic Data Processing, Inc.           139,972


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
    7,040  Cognizant Technology Solutions
              Corp., Class A (b)                   $ 146,362
    4,238  Fiserv, Inc. (b)                          154,517
    5,582  Infosys Technologies Ltd., ADR            148,649
    6,275  Paychex, Inc.                             161,079
                                               --------------
                                                     750,579
                                               --------------

           LIFE SCIENCES TOOLS & SERVICES -- 3.0%
    4,081  Illumina, Inc. (b)                        151,976
    4,762  Life Technologies Corp. (b)               154,670
    6,466  Pharmaceutical Product
              Development, Inc.                      153,374
                                               --------------
                                                     460,020
                                               --------------

           MACHINERY -- 1.9%
    6,510  Joy Global, Inc.                          138,663
    5,726  PACCAR, Inc.                              147,502
                                               --------------
                                                     286,165
                                               --------------

           MEDIA -- 5.2%
   11,362  Comcast Corp., Class A                    154,978
    6,633  DIRECTV Group (The), Inc. (b)             151,166
   13,964  DISH Network Corp., Class A (b)           155,140
   11,238  Liberty Global, Inc., Class A (b)         163,625
   23,770  News Corp., Class A                       157,357
                                               --------------
                                                     782,266
                                               --------------

           METALS & MINING -- 1.1%
   19,295  Steel Dynamics, Inc.                      169,989
                                               --------------

           MULTILINE RETAIL -- 1.1%
    3,604  Sears Holdings Corp. (b)                  164,739
                                               --------------

           PHARMACEUTICALS -- 2.0%
    3,288  Teva Pharmaceutical Industries
              Ltd., ADR                              148,125
   14,045  Warner Chilcott Ltd., Class A (b)         147,753
                                               --------------
                                                     295,878
                                               --------------

           ROAD & RAIL -- 1.1%
    6,587  J.B. Hunt Transport Services, Inc.        158,813
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 11.8%
    8,383  Altera Corp.                              147,122
   14,155  Applied Materials, Inc.                   152,166
    7,450  Broadcom Corp., Class A (b)               148,851
    9,865  Intel Corp.                               148,468
    7,408  KLA-Tencor Corp.                          148,160
    6,219  Lam Research Corp. (b)                    141,606
    6,412  Linear Technology Corp.                   147,348
   16,517  Marvell Technology Group Ltd. (b)         151,296


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT (CONTINUED)
   10,990  Maxim Integrated Products, Inc.         $ 145,178
    7,162  Microchip Technology, Inc.                151,763
   15,165  NVIDIA Corp. (b)                          149,527
    7,488  Xilinx, Inc.                              143,470
                                               --------------
                                                   1,774,955
                                               --------------

           SOFTWARE -- 11.3%
   14,467  Activision Blizzard, Inc. (b)             151,325
    7,064  Adobe Systems, Inc. (b)                   151,099
   10,793  Autodesk, Inc. (b)                        181,430
    9,061  CA, Inc.                                  159,564
    6,885  Check Point Software
              Technologies, Ltd. (b)                 152,916
    6,423  Citrix Systems, Inc. (b)                  145,417
    7,932  Electronic Arts, Inc. (b)                 144,283
    5,683  Intuit, Inc. (b)                          153,441
    8,471  Microsoft Corp.                           155,612
    8,452  Oracle Corp. (b)                          152,728
   10,316  Symantec Corp. (b)                        154,121
                                               --------------
                                                   1,701,936
                                               --------------

           SPECIALTY RETAIL -- 4.9%
    6,235  Bed Bath & Beyond, Inc. (b)               154,316
    4,140  O'Reilly Automotive, Inc. (b)             144,941
    4,259  Ross Stores, Inc.                         152,813
    8,496  Staples, Inc.                             153,863
    8,311  Urban Outfitters, Inc. (b)                136,051
                                               --------------
                                                     741,984
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS
              -- 1.1%
    4,951  Fastenal Co.                              159,199
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.8%
    3,387  Millicom International Cellular S.A.      125,454
   10,029  NII Holdings, Inc. (b)                    150,435
                                               --------------
                                                     275,889
                                               --------------


           TOTAL INVESTMENTS -- 100.0%
             (Cost $22,089,779) (c)               15,065,535
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                         564
                                               --------------
           NET ASSETS -- 100.0%                 $ 15,066,099
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $337,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,361,562.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 15,065,535
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 15,065,535
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           COMMUNICATIONS EQUIPMENT -- 10.2%
   19,969  Cisco Systems, Inc. (b)                 $ 334,880
   21,056  Juniper Networks, Inc. (b)                317,103
    8,574  QUALCOMM, Inc.                            333,614
    7,623  Research In Motion Ltd. (b)               328,323
                                               --------------
                                                   1,313,920
                                               --------------

           COMPUTERS & PERIPHERALS -- 15.5%
    3,127  Apple, Inc. (b)                           328,710
   32,159  Dell, Inc. (b)                            304,867
   32,823  Logitech International S.A. (b)           337,420
   21,409  NetApp, Inc. (b)                          317,710
   69,071  Seagate Technology                        415,117
   39,225  Sun Microsystems, Inc. (b)                287,127
                                               --------------
                                                   1,990,951
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 15.0%
   17,525  Akamai Technologies, Inc. (b)             339,985
    1,814  Baidu.com, Inc., ADR (b)                  320,352
      962  Google, Inc., Class A (b)                 334,834
   21,584  IAC/InterActiveCorp (b)                   328,724
   16,063  VeriSign, Inc. (b)                        303,109
   23,362  Yahoo!, Inc. (b)                          299,267
                                               --------------
                                                   1,926,271
                                               --------------

           IT SERVICES -- 5.0%
   15,477  Cognizant Technology Solutions
              Corp., Class A (b)                     321,767
   12,271  Infosys Technologies Ltd., ADR            326,777
                                               --------------
                                                     648,544
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 30.3%
   18,429  Altera Corp.                              323,429
   31,120  Applied Materials, Inc.                   334,540
   16,378  Broadcom Corp., Class A (b)               327,233
   21,687  Intel Corp.                               326,389
   16,285  KLA-Tencor Corp.                          325,700
   13,671  Lam Research Corp. (b)                    311,289
   14,097  Linear Technology Corp.                   323,949
   36,311  Marvell Technology Group Ltd. (b)         332,609
   24,162  Maxim Integrated Products, Inc.           319,180
   15,744  Microchip Technology, Inc.                333,615
   33,340  NVIDIA Corp. (b)                          328,732
   16,462  Xilinx, Inc.                              315,412
                                               --------------
                                                   3,902,077
                                               --------------

           SOFTWARE -- 24.0%
   15,528  Adobe Systems, Inc. (b)                   332,144


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           SOFTWARE (CONTINUED)
   23,728  Autodesk, Inc. (b)                      $ 398,868
   19,920  CA, Inc.                                  350,791
   15,137  Check Point Software
              Technologies, Ltd. (b)                 336,193
   14,121  Citrix Systems, Inc. (b)                  319,699
   12,495  Intuit, Inc. (b)                          337,365
   18,624  Microsoft Corp.                           342,123
   18,581  Oracle Corp.                              335,759
   22,679  Symantec Corp. (b)                        338,824
                                               --------------
                                                   3,091,766
                                               --------------



           TOTAL INVESTMENTS -- 100.0%
             (Cost $18,527,006) (c)               12,873,529
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                       5,223
                                               --------------
           NET ASSETS -- 100.0%                 $ 12,878,752
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $109,747 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,763,224.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 12,873,529
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 12,873,529
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 98.8%
           BIOTECHNOLOGY -- 67.4%
   79,162  Alexion Pharmaceuticals, Inc. (b)    $  2,981,241
   54,161  Amgen, Inc. (b)                         2,682,053
  254,137  Amylin Pharmaceuticals, Inc. (b)        2,986,110
   56,758  Biogen Idec, Inc. (b)                   2,975,254
  338,147  Celera Corp. (b)                        2,580,062
   61,991  Celgene Corp. (b)                       2,752,400
   40,980  Cephalon, Inc. (b)                      2,790,738
   46,069  Genzyme Corp. (b)                       2,736,038
   64,201  Gilead Sciences, Inc. (b)               2,973,790
1,287,073  Human Genome Sciences, Inc. (b)         1,068,271
  309,044  InterMune, Inc. (b)                     5,080,683
   65,165  Myriad Genetics, Inc. (b)               2,963,053
   84,439  OSI Pharmaceuticals, Inc. (b)           3,230,636
  101,274  Vertex Pharmaceuticals, Inc. (b)        2,909,602
                                               --------------
                                                  40,709,931
                                               --------------

           LIFE SCIENCES TOOLS & SERVICES -- 31.4%
  899,784  Affymetrix, Inc. (b)                    2,942,294
  102,710  Illumina, Inc. (b)                      3,824,920
  112,368  Life Technologies Corp. (b)             3,649,713
   56,249  Millipore Corp. (b)                     3,229,255
  662,721  Nektar Therapeutics (b)                 3,572,066
  123,852  Sequenom, Inc. (b)                      1,761,175
                                               --------------
                                                  18,979,423
                                               --------------


           TOTAL INVESTMENTS -- 98.8%
             (Cost $74,311,232) (c)               59,689,354
           NET OTHER ASSETS AND
             LIABILITIES -- 1.2%                     721,451
                                               --------------
           NET ASSETS -- 100.0%                 $ 60,410,805
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,624,882 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,246,760.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 59,689,354
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 59,689,354
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.2%
           CAPITAL MARKETS -- 5.3%
  353,987  E*TRADE Financial Corp. (b)             $ 453,103
   55,989  TD Ameritrade Holding Corp. (b)           773,208
                                               --------------
                                                   1,226,311
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 6.9%
   67,630  Juniper Networks, Inc. (b)              1,018,508
   27,569  NETGEAR, Inc. (b)                         332,206
  160,264  Sonus Networks, Inc. (b)                  251,615
                                               --------------
                                                   1,602,329
                                               --------------

           HEALTH CARE TECHNOLOGY -- 3.6%
   38,901  Allscripts-Misys Healthcare
              Solutions, Inc.                        400,291
   42,028  Hlth Corp. (b)                            434,990
                                               --------------
                                                     835,281
                                               --------------

           INTERNET & CATALOG RETAIL -- 17.2%
   21,805  Amazon.com, Inc. (b)                    1,601,359
   72,818  Expedia, Inc. (b)                         661,187
   14,738  NetFlix, Inc. (b)                         632,555
   22,045  Overstock.com, Inc. (b)                   201,712
    8,970  Priceline.com, Inc. (b)                   706,657
   53,980  Ticketmaster Entertainment, Inc. (b)      199,186
                                               --------------
                                                   4,002,656
                                               --------------

           INTERNET SOFTWARE & SERVICES --  47.6%
   39,376  Akamai Technologies, Inc. (b)             763,894
  113,947  Art Technology Group, Inc. (b)            290,565
   26,424  DealerTrack Holdings, Inc. (b)            346,154
   16,069  Digital River, Inc. (b)                   479,178
   60,311  EarthLink, Inc. (b)                       396,243
  103,457  eBay, Inc. (b)                          1,299,420
    6,729  Google, Inc., Class A (b)               2,342,096
   35,517  IAC/InterActiveCorp (b)                   540,924
   79,597  Internap Network Services Corp. (b)       214,116
   21,811  j2 Global Communications, Inc. (b)        477,443
  102,254  RealNetworks, Inc. (b)                    238,252
   54,352  SonicWALL, Inc. (b)                       242,410
   70,394  United Online, Inc.                       313,957
   54,603  ValueClick, Inc. (b)                      464,671
   39,763  VeriSign, Inc. (b)                        750,328
   17,705  Vocus, Inc. (b)                           235,299
   29,437  Websense, Inc. (b)                        353,244


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           INTERNET SOFTWARE & SERVICES
              (CONTINUED)
  101,979  Yahoo!, Inc. (b)                     $  1,306,351
                                               --------------
                                                  11,054,545
                                               --------------

           IT SERVICES -- 3.4%
   32,313  CyberSource Corp. (b)                     478,556
   72,188  Sapient Corp. (b)                         322,680
                                               --------------
                                                     801,236
                                               --------------

           PROFESSIONAL SERVICES -- 2.1%
   59,419  Monster Worldwide, Inc. (b)               484,265
                                               --------------

           SOFTWARE -- 14.1%
   46,334  Ariba, Inc. (b)                           404,496
   35,615  Check Point Software
              Technologies, Ltd. (b)                 791,009
   22,103  Concur Technologies, Inc. (b)             424,157
   33,857  Quest Software, Inc. (b)                  429,307
   22,541  Salesforce.com, Inc. (b)                  737,767
   83,682  TIBCO Software, Inc. (b)                  491,213
                                               --------------
                                                   3,277,949
                                               --------------


           TOTAL INVESTMENTS -- 100.2%
             (Cost $31,852,306) (c)               23,284,572
           NET OTHER ASSETS AND
             LIABILITIES -- (0.2)%                   (39,263)
                                               --------------
           NET ASSETS -- 100.0%                 $ 23,245,309
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $155,905 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,723,639.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 23,284,572
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 23,284,572
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           BIOTECHNOLOGY -- 2.6%
   16,947  Biogen Idec, Inc. (b)                   $ 888,362
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 2.4%
   55,069  Juniper Networks, Inc. (b)                829,339
                                               --------------

           COMPUTERS & PERIPHERALS -- 2.4%
   88,148  Dell, Inc. (b)                            835,643
                                               --------------

           ENERGY EQUIPMENT & SERVICES -- 9.2%
   27,362  Baker Hughes, Inc.                        781,185
   48,088  Halliburton Co.                           743,922
   32,170  Noble Corp.                               774,975
   20,452  Schlumberger Ltd.                         830,760
                                               --------------
                                                   3,130,842
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
   28,709  Medtronic, Inc.                           846,054
   22,379  Zimmer Holdings, Inc. (b)                 816,834
                                               --------------
                                                   1,662,888
                                               --------------

           HEALTH CARE PROVIDERS & SERVICES -- 2.3%
   24,443  Cardinal Health, Inc.                     769,466
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 2.6%
   40,862  Carnival Corp.                            882,619
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 4.8%
   70,704  eBay, Inc. (b)                            888,042
   59,027  Yahoo!, Inc. (b)                          756,136
                                               --------------
                                                   1,644,178
                                               --------------

           MACHINERY -- 5.1%
   23,324  Eaton Corp.                               859,723
   25,572  Parker Hannifin Corp.                     868,936
                                               --------------
                                                   1,728,659
                                               --------------

           MEDIA -- 2.7%
  138,347  News Corp., Class A                       915,857
                                               --------------

           METALS & MINING -- 2.6%
   23,060  Nucor Corp.                               880,200
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 24.8%
   22,462  Anadarko Petroleum Corp.                  873,547
   13,619  Apache Corp.                              872,842
   13,101  Chevron Corp.                             880,911
   20,891  ConocoPhillips                            818,091


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           OIL, GAS & CONSUMABLE FUELS
              (CONTINUED)
   17,942  Devon Energy Corp.                      $ 801,828
   14,265  EOG Resources, Inc.                       781,151
   14,033  Hess Corp.                                760,589
   34,802  Marathon Oil Corp.                        914,945
   17,386  Noble Energy, Inc.                        936,758
   14,863  Occidental Petroleum Corp.                827,126
                                               --------------
                                                   8,467,788
                                               --------------

           PERSONAL PRODUCTS -- 2.7%
   47,714  Avon Products, Inc.                       917,540
                                               --------------

           PHARMACEUTICALS -- 15.0%
   41,808  Bristol-Myers Squibb Co.                  916,431
   26,923  Eli Lilly & Co.                           899,498
   38,419  Forest Laboratories, Inc. (b)             843,681
   33,405  Merck & Co., Inc.                         893,584
   58,372  Pfizer, Inc.                              795,027
   18,104  Wyeth                                     779,196
                                               --------------
                                                   5,127,417
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.1%
   45,319  Broadcom Corp., Class A (b)               905,473
   49,635  Texas Instruments, Inc.                   819,474
                                               --------------
                                                   1,724,947
                                               --------------

           SOFTWARE -- 5.4%
   43,711  Adobe Systems, Inc. (b)                   934,978
   48,434  Microsoft Corp.                           889,733
                                               --------------
                                                   1,824,711
                                               --------------

           SPECIALTY RETAIL -- 2.8%
   72,439  Gap (The), Inc.                           940,983
                                               --------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 2.5%
   18,517  NIKE, Inc., Class B                       868,262
                                               --------------

           TOTAL INVESTMENTS -- 99.9%
             (Cost $42,368,866) (c)               34,039,701
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      45,588
                                               --------------
           NET ASSETS -- 100.0%                 $ 34,085,289
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

MARCH 31, 2009 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $718,048 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,047,213.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
--------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 34,039,701
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 34,039,701
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 5.2%
      513  Cubic Corp.                             $  12,994
      626  Esterline Technologies Corp. (b)           12,639
    1,803  Honeywell International, Inc.              50,232
      763  L-3 Communications Holdings, Inc.          51,731
      759  Lockheed Martin Corp.                      52,394
    1,604  Rockwell Collins, Inc.                     52,355
      355  Triumph Group, Inc.                        13,561
                                               --------------
                                                     245,906
                                               --------------

           AIRLINES -- 0.3%
    3,159  UAL Corp. (b)                              14,152
                                               --------------

           AUTO COMPONENTS -- 0.5%
    1,199  Autoliv, Inc.                              22,265
                                               --------------

           BEVERAGES -- 1.8%
    4,448  Coca-Cola Enterprises, Inc.                58,669
      676  Hansen Natural Corp. (b)                   24,336
                                               --------------
                                                      83,005
                                               --------------

           BIOTECHNOLOGY -- 0.2%
    2,506  NPS Pharmaceuticals, Inc. (b)              10,525
                                               --------------

           BUILDING PRODUCTS -- 0.5%
      860  Lennox International, Inc.                 22,756
                                               --------------

           CAPITAL MARKETS -- 1.6%
    1,108  Federated Investors, Inc., Class B         24,664
      700  Investment Technology Group, Inc. (b)      17,864
    2,368  Knight Capital Group, Inc.,
              Class A (b)                             34,904

                                               --------------
                                                      77,432
                                               --------------

           CHEMICALS -- 1.7%
    1,069  American Vanguard Corp.                    13,790
      500  FMC Corp.                                  21,570
      353  Minerals Technologies, Inc.                11,314
    1,117  Olin Corp.                                 15,939
      793  OM Group, Inc. (b)                         15,321
                                               --------------
                                                      77,934
                                               --------------

           COMMERCIAL BANKS -- 0.3%
    3,457  East West Bancorp, Inc.                    15,798
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 1.2%
    1,094  Geo Group (The), Inc. (b)                  14,496
    1,234  HNI Corp.                                  12,834
      517  United Stationers, Inc. (b)                14,517
    1,126  Viad Corp.                                 15,899
                                               --------------
                                                      57,746
                                               --------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMUNICATIONS EQUIPMENT -- 2.0%
    6,136  3Com Corp. (b)                          $  18,960
      694  Black Box Corp.                            16,386
    3,869  Juniper Networks, Inc. (b)                 58,267
                                               --------------
                                                      93,613
                                               --------------

           COMPUTERS & PERIPHERALS -- 3.6%
    1,662  Hewlett-Packard Co.                        53,284
      635  International Business Machines
              Corp.                                   61,525
    2,252  QLogic Corp. (b)                           25,042
    2,225  SanDisk Corp. (b)                          28,146
                                               --------------
                                                     167,997
                                               --------------

           CONSTRUCTION & ENGINEERING -- 4.0%
    1,135  EMCOR Group, Inc. (b)                      19,488
    1,419  Fluor Corp.                                49,026
      519  Insituform Technologies, Inc.,
              Class A (b)                              8,117
    1,475  Jacobs Engineering Group, Inc. (b)         57,024
    1,256  Quanta Services, Inc. (b)                  26,941
      681  URS Corp. (b)                              27,519
                                               --------------
                                                     188,115
                                               --------------

           CONTAINERS & PACKAGING -- 0.5%
    1,100  Crown Holdings, Inc. (b)                   25,003
                                               -------------

           DIVERSIFIED CONSUMER SERVICES -- 2.5%
      732  Apollo Group, Inc., Class A (b)            57,338
      477  ITT Educational Services, Inc. (b)         57,917
                                               --------------
                                                     115,255
                                               -------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.2%
      886  CenturyTel, Inc.                           24,914
   16,604  Qwest Communications
              International, Inc.                     56,786
    2,887  Windstream Corp.                           23,269
                                               --------------
                                                     104,969
                                               --------------

           ELECTRIC UTILITIES -- 0.9%
      636  Central Vermont Public Service
              Corp.                                   11,003
      933  El Paso Electric Co. (b)                   13,146
      716  Pinnacle West Capital Corp.                19,017
                                               --------------
                                                      43,166
                                               --------------


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 0.3%
      590  MTS Systems Corp.                       $  13,422
                                               --------------

           ENERGY EQUIPMENT & SERVICES -- 0.5%
      568  Tidewater, Inc.                            21,090
                                               --------------

           FOOD & STAPLES RETAILING -- 0.4%
      955  Pantry (The), Inc. (b)                     16,818
                                               --------------

           FOOD PRODUCTS -- 0.9%
    1,165  Chiquita Brands International, Inc. (b)     7,724
      945  Fresh Del Monte Produce, Inc. (b)          15,517
      384  Green Mountain Coffee Roasters, Inc. (b)   18,432
                                               --------------
                                                      41,673
                                               --------------

           GAS UTILITIES -- 0.9%
      947  Atmos Energy Corp.                         21,895
      613  Suburban Propane Partners L.P. (c)         22,411
                                               --------------
                                                      44,306
                                               --------------


           HEALTH CARE PROVIDERS & SERVICES -- 3.4%
    1,855  Aetna, Inc.                                45,132
      973  LifePoint Hospitals, Inc. (b)              20,297
      897  Lincare Holdings, Inc. (b)                 19,555
      894  Omnicare, Inc.                             21,894
    1,363  WellPoint, Inc. (b)                        51,753
                                               --------------
                                                     158,631
                                               --------------

           HEALTH CARE TECHNOLOGY -- 0.9%
    2,040  Hlth Corp. (b)                             21,114
    1,646  IMS Health, Inc.                           20,526
                                               --------------
                                                      41,640
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 4.6%
    2,088  CKE Restaurants, Inc.                      17,539
      850  Cracker Barrel Old Country Store, Inc.     24,344
    1,036  Jack in the Box, Inc. (b)                  24,129
    1,067  McDonald's Corp.                           58,226
    1,668  Sonic Corp. (b)                            16,713
      844  WMS Industries, Inc. (b)                   17,648
    2,046  Yum! Brands, Inc.                          56,224
                                               --------------
                                                     214,823
                                               --------------

           HOUSEHOLD DURABLES -- 2.4%
    3,184  Lennar Corp., Class A                     23,912
      258  National Presto Industries, Inc.          15,740
    5,147  Panasonic Corp., ADR                      56,771


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HOUSEHOLD DURABLES (CONTINUED)
    2,092  Tempur-Pedic International, Inc.        $  15,272
                                               --------------
                                                     111,695
                                               --------------

           INDUSTRIAL CONGLOMERATES -- 0.6%
      600  Otter Tail Corp.                           13,230
      933  Tredegar Corp.                             15,236
                                               --------------
                                                      28,466
                                               --------------

           INSURANCE -- 2.0%
    1,680  Lincoln National Corp.                     11,239
      860  Max Capital Group Ltd.                     14,827
    2,225  MetLife, Inc.                              50,663
      442  Odyssey Re Holdings Corp.                  16,765
                                               --------------
                                                      93,494
                                               --------------

           INTERNET & CATALOG RETAIL -- 1.1%
      619  NetFlix, Inc. (b)                          26,567
      328  Priceline.com, Inc. (b)                    25,840
                                               --------------
                                                      52,407
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 1.6%
      166  Google, Inc., Class A (b)                  57,778
      843  j2 Global Communications, Inc. (b)         18,453
                                               --------------
                                                      76,231
                                               --------------

           IT SERVICES -- 5.6%
    1,926  Accenture Ltd., Class A                    52,946
    2,816  Cognizant Technology Solutions
              Corp., Class A (b)                      58,545
    1,506  Computer Sciences Corp. (b)                55,481
    1,058  CSG Systems International, Inc. (b)        15,108
    2,260  Infosys Technologies Ltd., ADR             60,184
    1,968  TeleTech Holdings, Inc. (b)                21,431
                                               --------------
                                                     263,695
                                               --------------

           LIFE SCIENCES TOOLS & SERVICES -- 1.1%
      495  Charles River Laboratories
              International, Inc. (b)                 13,469
      310  Dionex Corp. (b)                           14,647
      774  Life Technologies Corp. (b)                25,140
                                               --------------
                                                      53,256
                                               --------------

           MACHINERY -- 5.3%
      650  Astec Industries, Inc. (b)                 17,050
    1,100  Briggs & Stratton Corp.                    18,150
    1,054  Cascade Corp.                              18,582
    1,361  Eaton Corp.                                50,166
    1,134  Graco, Inc.                                19,357
    1,696  Illinois Tool Works, Inc.                  52,322
    3,427  Ingersoll-Rand Co. Ltd., Class A           47,293


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
    1,918  Oshkosh Corp.                           $  12,927
      580  Toro (The) Co.                             14,024
                                               --------------
                                                     249,871
                                               --------------

           MEDIA -- 2.5%
    2,565  DIRECTV Group (The), Inc. (b)              58,456
    2,089  WPP PLC, ADR                               58,388
                                               --------------
                                                     116,844
                                               --------------

           METALS & MINING -- 0.7%
      404  Compass Minerals International, Inc.       22,774
    3,166  Stillwater Mining Co. (b)                  11,714
                                               --------------
                                                      34,488
                                               --------------

           MULTI-UTILITIES -- 3.7%
    1,863  Ameren Corp.                               43,203
      877  Avista Corp.                               12,085
    1,406  Consolidated Edison, Inc.                  55,692
    3,307  Xcel Energy, Inc.                          61,609
                                               --------------
                                                     172,589
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 11.4%
      814  Apache Corp.                               52,169
    1,358  BP PLC, ADR                                54,456
    1,305  ConocoPhillips                             51,104
      799  Exxon Mobil Corp.                          54,412
      925  Holly Corp.                                19,610
    1,860  Imperial Oil Ltd.                          67,016
    1,287  Murphy Oil Corp.                           57,619
    1,054  Occidental Petroleum Corp.                 58,655
    1,168  Royal Dutch Shell PLC, ADR                 51,742
    1,686  Tesoro Corp.                               22,711
    2,477  Valero Energy Corp.                        44,338
                                               --------------
                                                     533,832
                                               --------------

           PHARMACEUTICALS -- 3.8%
    1,049  Endo Pharmaceuticals Holdings,
              Inc. (b)                                18,547
    1,985  Sanofi-Aventis, ADR (b)                    55,441
    1,415  Sepracor, Inc. (b)                         20,744
      821  Watson Pharmaceuticals, Inc. (b)           25,541
    1,373  Wyeth                                      59,094
                                               --------------
                                                     179,367
                                               --------------

           PROFESSIONAL SERVICES -- 1.6%
      307  Dun & Bradstreet (The) Corp.               23,639
      752  Kelly Services, Inc., Class A               6,054
    1,359  Robert Half International, Inc.            24,231


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           PROFESSIONAL SERVICES (CONTINUED)
      476  Watson Wyatt Worldwide, Inc.,
              Class A                              $  23,500
                                               --------------
                                                      77,424
                                               --------------

           REAL ESTATE INVESTMENT TRUSTS -- 1.2%
    3,972  Annaly Capital Management, Inc.            55,092
                                               --------------

           SOFTWARE -- 2.2%
      571  FactSet Research Systems, Inc.             28,544
    3,123  Microsoft Corp.                            57,370
    2,873  TIBCO Software, Inc. (b)                   16,864
                                               --------------
                                                     102,778
                                               --------------

           SPECIALTY RETAIL -- 9.1%
      726  Advance Auto Parts, Inc.                   29,824
      437  AutoZone, Inc. (b)                         71,065
    1,964  Best Buy Co., Inc.                         74,554
      996  Buckle (The), Inc.                         31,802
    2,520  Cabela's, Inc. (b)                         22,957
    1,141  Hibbett Sports, Inc. (b)                   21,930
    1,707  Hot Topic, Inc. (b)                        19,101
    1,206  PetSmart, Inc.                             25,278
    1,953  RadioShack Corp.                           16,737
      777  Ross Stores, Inc.                          27,879
    2,753  TJX (The) Cos., Inc.                       70,587
    1,764  Zumiez, Inc. (b)                           17,111
                                               --------------
                                                     428,825
                                               --------------

           TEXTILES, APPAREL & LUXURY
              GOODS -- 0.7%
    1,719  Iconix Brand Group, Inc. (b)               15,213
      549  UniFirst Corp.                             15,284
                                               --------------
                                                      30,497
                                               --------------

           TOBACCO -- 1.1%
    1,142  British American Tobacco PLC, ADR          52,532
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS
              -- 1.2%
      804  W.W. Grainger, Inc.                        56,425
                                               --------------

           TOTAL COMMON STOCKS -- 99.8%
            (Cost $5,062,223)                      4,687,848

           MONEY MARKET FUND -- 0.7%
  $32,694  Morgan Stanley Institutional
             Treasury Money Market Fund-
             0.06% (d)
             (Cost $32,694)                           32,694
                                               --------------


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2009 (UNAUDITED)


           DESCRIPTION                                 VALUE
-------------------------------------------------------------

           TOTAL INVESTMENTS -- 100.5%
             (Cost $5,094,917) (e)              $  4,720,542
           NET OTHER ASSETS AND
             LIABILITIES -- (0.5)%                   (22,007)
                                               --------------
           NET ASSETS -- 100.0%                 $  4,698,535
                                               ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Master Limited Partnership ("MLP").
(d)  Represents annualized 7-day yield at March 31, 2009.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $194,047 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $568,422.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $  4,720,542
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $  4,720,542
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 5.6%
   20,008  Boeing (The) Co.                        $ 711,885
   17,918  General Dynamics Corp.                    745,209
   24,544  Honeywell International, Inc.             683,796
   10,272  Lockheed Martin Corp.                     709,076
   17,376  Northrop Grumman Corp.                    758,289
   20,122  Raytheon Co.                              783,551
   21,344  Rockwell Collins, Inc.                    696,668
   16,337  United Technologies Corp.                 702,164
                                               --------------
                                                   5,790,638
                                               --------------

           AIR FREIGHT & LOGISTICS -- 0.7%
   14,941  United Parcel Service, Inc.,
              Class B                                735,396
                                               --------------

           AUTOMOBILES -- 1.3%
   29,327  Honda Motor Co., Ltd., ADR                695,050
   10,863  Toyota Motor Corp., ADR                   687,628
                                               --------------
                                                   1,382,678
                                               --------------

           BEVERAGES -- 2.0%
   17,682  Brown-Forman Corp., Class B               686,592
   16,091  Coca-Cola (The) Co.                       707,200
   13,757  PepsiCo, Inc.                             708,210
                                               --------------
                                                   2,102,002
                                               --------------

           CAPITAL MARKETS -- 1.4%
   31,922  Federated Investors, Inc., Class B        710,584
   24,167  T. Rowe Price Group, Inc.                 697,459
                                               --------------
                                                   1,408,043
                                               --------------

           CHEMICALS -- 2.8%
   12,706  Air Products and Chemicals, Inc.          714,713
   31,809  E.I. du Pont de Nemours & Co.             710,295
   23,166  International Flavors &
              Fragrances, Inc.                       705,636
   19,196  PPG Industries, Inc.                      708,332
                                               --------------
                                                   2,838,976
                                               --------------

           COMMERCIAL BANKS -- 5.2%
   20,078  Bank of Hawaii Corp.                      662,172
   25,457  Bank of Montreal                          664,682
   26,415  Bank of Nova Scotia                       647,696
   19,626  City National Corp.                       662,770
   14,358  Cullen/Frost Bankers, Inc.                673,965
   14,570  M&T Bank Corp.                            659,147
   22,912  Royal Bank of Canada                      662,615
   19,297  Toronto-Dominion Bank (The)               667,290
                                               --------------
                                                   5,300,337
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 2.7%
   30,897  Avery Dennison Corp.                      690,239


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMERCIAL SERVICES & SUPPLIES
              (CONTINUED)
   30,525  Pitney Bowes, Inc.                      $ 712,759
   40,425  Republic Services, Inc.                   693,288
   27,425  Waste Management, Inc.                    702,080
                                               --------------
                                                   2,798,366
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 0.7%
   59,990  Nokia Oyj, ADR                            700,083
                                               --------------

           CONTAINERS & PACKAGING -- 1.4%
   33,664  Bemis Co., Inc.                           705,934
   33,193  Sonoco Products Co.                       696,389
                                               --------------
                                                   1,402,323
                                               --------------

           DISTRIBUTORS -- 0.7%
   23,844  Genuine Parts Co.                         711,982
                                               --------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.7%
   26,386  AT&T, Inc.                                664,927
   26,027  CenturyTel, Inc.                          731,879
   11,357  Telefonica S.A., ADR                      677,105
   22,861  Verizon Communications, Inc.              690,402
                                               --------------
                                                   2,764,313
                                               --------------

           ELECTRIC UTILITIES -- 7.5%
   48,351  Duke Energy Corp.                         692,386
   10,259  Entergy Corp.                             698,535
   15,547  Exelon Corp.                              705,678
   17,673  FirstEnergy Corp.                         682,178
   13,954  FPL Group, Inc.                           707,886
   50,057  Hawaiian Electric Industries, Inc.        687,783
   26,258  Pinnacle West Capital Corp.               697,413
   38,857  Portland General Electric Co.             683,495
   19,599  Progress Energy, Inc.                     710,660
   22,321  Southern Co.                              683,469
   39,394  Westar Energy, Inc.                       690,577
                                               --------------
                                                   7,640,060
                                               --------------

           ELECTRICAL EQUIPMENT -- 2.1%
   27,266  Cooper Industries Ltd., Class A           705,099
   24,527  Emerson Electric Co.                      700,981
   26,682  Hubbell, Inc., Class B                    719,347
                                               --------------
                                                   2,125,427
                                               --------------

           FOOD & STAPLES RETAILING -- 0.7%
   30,512  Sysco Corp.                               695,674
                                               --------------

           FOOD PRODUCTS -- 8.2%
   22,614  Cadbury PLC, ADR                          685,204
   26,366  Campbell Soup Co.                         721,374


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           FOOD PRODUCTS (CONTINUED)
   45,532  ConAgra Foods, Inc.                     $ 768,125
   14,292  General Mills, Inc.                       712,885
   20,541  H.J. Heinz Co.                            679,085
   19,610  Hershey (The) Co.                         681,448
   18,795  J.M. Smucker (The) Co.                    700,490
   18,842  Kellogg Co.                               690,182
   30,681  Kraft Foods, Inc., Class A                683,879
   21,240  McCormick & Co., Inc.                     628,067
   84,659  Sara Lee Corp.                            684,045
   38,815  Unilever PLC, ADR                         734,768
                                               --------------
                                                   8,369,552
                                               --------------

           GAS UTILITIES -- 6.1%
   26,210  AGL Resources, Inc.                       695,351
   30,111  Atmos Energy Corp.                        696,166
   22,491  National Fuel Gas Co.                     689,799
   20,196  New Jersey Resources Corp.                686,260
   15,893  Northwest Natural Gas Co.                 690,074
   27,339  Piedmont Natural Gas Co., Inc.            707,807
   19,980  South Jersey Industries, Inc.             699,300
   30,098  UGI Corp.                                 710,614
   21,166  WGL Holdings, Inc.                        694,245
                                               --------------
                                                   6,269,616
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 0.7%
   18,400  Teleflex, Inc.                            719,256
                                               --------------

           HOTELS, RESTAURANTS & LEISURE -- 0.7%
   12,877  McDonald's Corp.                          702,698
                                               --------------

           HOUSEHOLD DURABLES -- 2.6%
   28,064  Fortune Brands, Inc.                      688,971
   57,466  Panasonic Corp., ADR                      633,850
   25,810  Snap-On, Inc.                             647,831
   23,771  Stanley Works (The)                       692,212
                                               --------------
                                                   2,662,864
                                               --------------

           HOUSEHOLD PRODUCTS -- 2.7%
   13,823  Clorox (The) Co.                          711,608
   11,977  Colgate-Palmolive Co.                     706,403
   15,168  Kimberly-Clark Corp.                      699,397
   14,880  Procter & Gamble (The) Co.                700,699
                                               --------------
                                                   2,818,107
                                               --------------

           INDUSTRIAL CONGLOMERATES -- 1.3%
   14,401  3M Co.                                    716,018
   32,343  Carlisle Cos., Inc.                       634,893
                                               --------------
                                                   1,350,911
                                               --------------

           INSURANCE -- 6.0%
   40,130  Arthur J. Gallagher & Co.                 682,210


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           INSURANCE (CONTINUED)
   16,476  Chubb (The) Corp.                       $ 697,264
   30,486  Cincinnati Financial Corp.                697,215
   19,985  Erie Indemnity Co., Class A               683,087
   53,485  Manulife Financial Corp.                  599,032
   23,829  Mercury General Corp.                     707,721
   28,979  MetLife, Inc.                             659,852
   11,036  PartnerRe Ltd.                            685,005
   17,361  Travelers (The) Cos., Inc.                705,551
                                               --------------
                                                   6,116,937
                                               --------------

           IT SERVICES -- 1.4%
   19,049  Automatic Data Processing, Inc.           669,763
   29,291  Paychex, Inc.                             751,900
                                               --------------
                                                   1,421,663
                                               --------------

           LEISURE EQUIPMENT & PRODUCTS -- 0.7%
   29,858  Hasbro, Inc.                              748,540
                                               --------------
           MACHINERY -- 4.0%
   23,971  Caterpillar, Inc.                         670,229
   26,357  Dover Corp.                               695,298
   19,120  Eaton Corp.                               704,763
   23,892  Illinois Tool Works, Inc.                 737,068
   46,517  Ingersoll-Rand Co. Ltd., Class A          641,935
   21,153  Lincoln Electric Holdings, Inc.           670,338
                                               --------------
                                                   4,119,631
                                               --------------

           MEDIA -- 2.8%
   30,123  Interactive Data Corp.                    748,858
   33,426  McGraw-Hill (The) Cos., Inc.              764,453
   26,914  Thomson Reuters Corp.                     683,077
   37,170  Time Warner, Inc.                         717,381
                                               --------------
                                                   2,913,769
                                               --------------

           MULTI-UTILITIES -- 9.0%
   29,052  Alliant Energy Corp.                      717,294
   30,681  Ameren Corp.                              711,492
   18,232  Consolidated Edison, Inc.                 722,170
   21,941  Dominion Resources, Inc.                  679,952
   44,144  MDU Resources Group, Inc.                 712,484
   22,157  NSTAR                                     706,365
   29,052  OGE Energy Corp.                          692,019
   17,613  PG&E Corp.                                673,169
   22,861  SCANA Corp.                               706,176
   15,857  Sempra Energy                             733,228
   34,412  Vectren Corp.                             725,749
   17,143  Wisconsin Energy Corp.                    705,777
   37,842  Xcel Energy, Inc.                         704,996
                                               --------------
                                                   9,190,871
                                               --------------

           OFFICE ELECTRONICS -- 0.7%
   24,070  CANON, Inc., ADR                          698,752
                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS -- 3.9%
   16,951  BP PLC, ADR                             $ 679,735
   10,271  Chevron Corp.                             690,622
   17,431  ConocoPhillips                            682,598
   14,997  Royal Dutch Shell PLC, ADR                664,367
   13,501  Total S.A., ADR                           662,359
   27,373  TransCanada Corp.                         647,372
                                               --------------
                                                   4,027,053
                                               --------------

           PHARMACEUTICALS -- 5.5%
   14,567  Abbott Laboratories                       694,846
   33,473  Bristol-Myers Squibb Co.                  733,728
   20,835  Eli Lilly & Co.                           696,097
   23,852  GlaxoSmithKline PLC, ADR                  741,082
   13,343  Johnson & Johnson                         701,842
   18,469  Novartis AG ADR                           698,682
   50,664  Pfizer, Inc.                              690,044
   25,161  Sanofi-Aventis, ADR                       702,747
                                               --------------
                                                   5,659,068
                                               --------------

           REAL ESTATE INVESTMENT TRUSTS -- 1.3%
   23,379  Plum Creek Timber Co., Inc.               679,628
   12,001  Public Storage                            663,055
                                               --------------
                                                   1,342,683
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.7%
   45,766  Intel Corp.                               688,778
                                               --------------

           SOFTWARE -- 0.7%
   38,749  Microsoft Corp.                           711,819
                                               --------------

           SPECIALTY RETAIL -- 1.4%
   30,550  Home Depot (The), Inc.                    719,758
   14,378  Sherwin-Williams (The) Co.                747,225
                                               --------------
                                                   1,466,983
                                               --------------

           TEXTILES, APPAREL & LUXURY
              GOODS -- 0.7%
   12,059  VF Corp.                                  688,689
                                               --------------

           THRIFTS & MORTGAGE FINANCE -- 0.7%
   17,976  Capitol Federal Financial                 679,673
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.7%
   40,107  Vodafone Group PLC, ADR                   698,664
                                               --------------


           DESCRIPTION                                 VALUE
-------------------------------------------------------------

           TOTAL INVESTMENTS -- 100.0%
             (Cost $121,897,558) (b)            $102,462,875
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      15,480
                                               --------------
           NET ASSETS -- 100.0%                 $102,478,355
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $808,901 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,243,584.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $102,462,875
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $102,462,875
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (b) -- 100.0%
           AIR FREIGHT & LOGISTICS -- 3.3%
    1,665  C.H. Robinson Worldwide, Inc.           $  75,940
    2,675  Expeditors International of
              Washington, Inc.                        75,676
                                               --------------
                                                     151,616
                                               --------------

           AIRLINES -- 1.5%
    3,102  Ryanair Holdings PLC, ADR (c)              71,687
                                               --------------

           BEVERAGES -- 1.6%
    2,086  Hansen Natural Corp. (c)                   75,096
                                               --------------

           BIOTECHNOLOGY -- 11.3%
    1,502  Amgen, Inc. (c)                            74,379
    1,461  Biogen Idec, Inc. (c)                      76,586
    1,603  Celgene Corp. (c)                          71,173
    1,101  Cephalon, Inc. (c)                         74,978
    1,336  Genzyme Corp. (c)                          79,345
    1,646  Gilead Sciences, Inc. (c)                  76,243
    2,534  Vertex Pharmaceuticals, Inc. (c)           72,802
                                               --------------
                                                     525,506
                                               --------------

           CHEMICALS -- 1.7%
    2,032  Sigma-Aldrich Corp.                        76,789
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 3.3%
    3,181  Cintas Corp.                               78,634
    1,548  Stericycle, Inc. (c)                       73,886
                                               --------------
                                                     152,520
                                               --------------

           CONSTRUCTION & ENGINEERING -- 1.5%
    3,996  Foster Wheeler AG (c)                      69,810
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 1.7%
    1,000  Apollo Group, Inc., Class A (c)            78,330
                                               --------------
           ELECTRICAL EQUIPMENT -- 1.7%
      606  First Solar, Inc. (c)                      80,416
                                               --------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.5%
   30,920  Flextronics International Ltd. (c)         89,359
    3,541  FLIR Systems, Inc. (c)                     72,519
                                               --------------
                                                     161,878
                                               --------------

           FOOD & STAPLES RETAILING -- 1.6%
    1,628  Costco Wholesale Corp.                     75,409
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 5.0%
    2,925  DENTSPLY International, Inc.               78,536
    6,121  Hologic, Inc. (c)                          80,124


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              (CONTINUED)
      779  Intuitive Surgical, Inc. (c)            $  74,286
                                               --------------
                                                     232,946
                                               --------------

           HEALTH CARE PROVIDERS & SERVICES
              -- 4.9%
    1,569  Express Scripts, Inc. (c)                  72,441
    1,957  Henry Schein, Inc. (c)                     78,299
    4,116  Patterson Cos., Inc. (c)                   77,628
                                               --------------
                                                     228,368
                                               --------------

           HOTELS, RESTAURANTS & LEISURE
              -- 3.1%
    6,538  Starbucks Corp. (c)                        72,637
    3,554  Wynn Resorts Ltd. (c)                      70,974
                                               --------------
                                                     143,611
                                               --------------

           HOUSEHOLD DURABLES -- 1.7%
    3,638  Garmin Ltd.                                77,162
                                               --------------

           INTERNET & CATALOG RETAIL -- 4.9%
    1,044  Amazon.com, Inc. (c)                       76,671
    9,272  Expedia, Inc. (c)                          84,190
   23,538  Liberty Media Corp. - Interactive,
              Class A (c)                             68,260
                                               --------------
                                                     229,121
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 1.6%
    6,035  eBay, Inc. (c)                             75,800
                                               --------------

           IT SERVICES -- 5.0%
    2,010  Automatic Data Processing, Inc.            70,672
    2,140  Fiserv, Inc. (c)                           78,024
    3,168  Paychex, Inc.                              81,323
                                               -------------
                                                     230,019
                                               -------------

           LIFE SCIENCES TOOLS & SERVICES
              -- 5.0%
    2,061  Illumina, Inc. (c)                         76,752
    2,405  Life Technologies Corp. (c)                78,114
    3,264  Pharmaceutical Product
              Development, Inc.                       77,422
                                               -------------
                                                     232,288
                                               -------------

           MACHINERY -- 3.1%
    3,288  Joy Global, Inc.                           70,035
    2,891  PACCAR, Inc.                               74,472
                                               -------------
                                                     144,507
                                               -------------

           MEDIA -- 8.5%
    5,738  Comcast Corp., Class A                     78,266
    3,349  DIRECTV Group (The), Inc. (c)              76,324
    7,051  DISH Network Corp., Class A (c)            78,336


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (b) (CONTINUED)
           MEDIA (CONTINUED)
    5,673  Liberty Global, Inc., Class A (c)       $  82,599
   12,001  News Corp., Class A                        79,447
                                               --------------
                                                     394,972
                                               --------------

           METALS & MINING -- 1.8%
    9,742  Steel Dynamics, Inc.                       85,827
                                               --------------

           MULTILINE RETAIL -- 1.8%
    1,820  Sears Holdings Corp. (c)                   83,192
                                               --------------

           PHARMACEUTICALS -- 3.2%
    1,661  Teva Pharmaceutical Industries
              Ltd., ADR                               74,828
    7,091  Warner Chilcott Ltd., Class A (c)          74,597
                                               --------------
                                                     149,425
                                               --------------

           ROAD & RAIL -- 1.7%
    3,327  J.B. Hunt Transport Services, Inc.         80,214
                                               --------------

           SOFTWARE -- 3.2%
    7,305  Activision Blizzard, Inc. (c)              76,410
    4,005  Electronic Arts, Inc. (c)                  72,851
                                               --------------
                                                     149,261
                                               --------------

           SPECIALTY RETAIL -- 8.1%
    3,148  Bed Bath & Beyond, Inc. (c)                77,913
    2,090  O'Reilly Automotive, Inc. (c)              73,171
    2,150  Ross Stores, Inc.                          77,142
    4,289  Staples, Inc.                              77,674
    4,196  Urban Outfitters, Inc. (c)                 68,688
                                               --------------
                                                     374,588
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS
              -- 1.7%
    2,500  Fastenal Co.                               80,388
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 3.0%
    1,709  Millicom International Cellular
              S.A.                                    63,301
    5,065  NII Holdings, Inc. (c)                     75,975
                                               --------------
                                                     139,276
                                               --------------


           TOTAL COMMON STOCKS -- 100.0%
            (Cost $6,471,283)                      4,650,022

           MONEY MARKET FUND -- 0.4%
  $17,147  Morgan Stanley Institutional
            Treasury Money Market Fund - 0.06% (d)
             (Cost $17,147)                           17,147
                                               --------------


            DESCRIPTION                                 VALUE
-------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.4%
              (Cost $6,488,430) (e)             $  4,667,169
            NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                  (19,529)
                                               --------------
            NET ASSETS -- 100.0%                $  4,647,640
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
(c)  Non-income producing security.
(d)  Represents annualized 7-day yield at March 31, 2009.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $123,501 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,944,762.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $  4,667,169
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $  4,667,169
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (d)

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 2.2%
   88,923  Hexcel Corp. (b)                        $ 584,224
                                               --------------

           AUTO COMPONENTS -- 1.4%
   75,665  Ballard Power Systems, Inc. (b)           121,064
   59,095  Raser Technologies, Inc. (b)              247,608
                                               --------------
                                                     368,672
                                               --------------

           BIOTECHNOLOGY -- 0.5%
   21,149  Metabolix, Inc. (b)                       144,236
                                               --------------

           CHEMICALS -- 0.8%
   31,701  Zoltek Cos., Inc. (b)                     215,884
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 1.0%
   18,659  EnerNOC, Inc. (b)                         271,302
                                               --------------

           ELECTRICAL EQUIPMENT -- 39.7%
   50,475  Advanced Battery Technologies, Inc. (b)   108,017
   39,884  American Superconductor Corp. (b)         690,392
   42,617  Baldor Electric Co.                       617,520
   32,828  Canadian Solar, Inc. (b)                  196,312
   53,145  China BAK Battery, Inc. (b)                90,878
  104,162  Ener1, Inc. (b)                           538,518
   42,159  Energy Conversion Devices, Inc. (b)       559,450
  151,915  Evergreen Solar, Inc. (b)                 323,579
   15,649  First Solar, Inc. (b)                   2,076,622
   63,591  FuelCell Energy, Inc. (b)                 152,618
  109,839  GrafTech International Ltd. (b)           676,608
  131,634  GT Solar International, Inc. (b)          874,050
  114,912  JA Solar Holdings Co., Ltd., ADR (b)      387,253
   20,868  Orion Energy Systems, Inc. (b)             92,028
   29,901  Solarfun Power Holdings Co.,
              Ltd., ADR (b)                          125,285
   36,292  SunPower Corp., Class A (b)               863,024
   97,251  Suntech Power Holdings Co.,
              Ltd., ADR (b)                        1,136,864
   23,401  Trina Solar Ltd., ADR (b)                 243,838
   16,087  Ultralife Corp. (b)                       124,353
  113,103  Valence Technology, Inc. (b)              240,909
   63,301  Yingli Green Energy Holding Co.,
              Ltd.,  ADR (b)                         381,072
                                               --------------
                                                  10,499,190
                                               --------------

           ELECTRONIC EQUIPMENT,
           INSTRUMENTS & COMPONENTS -- 10.8%
  102,150  AVX Corp.                                 927,522
   37,263  Echelon Corp. (b)                         301,458
   31,203  Itron, Inc. (b)                         1,477,462


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           ELECTRONIC EQUIPMENT,
              INSTRUMENTS & COMPONENTS
              (CONTINUED)
   20,802  Maxwell Technologies, Inc. (b)          $ 144,574
                                               --------------
                                                   2,851,016
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
   21,228  Greatbatch, Inc. (b)                      410,762
                                               --------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 3.8%
   36,448  Ormat Technologies, Inc.                1,000,862
                                               --------------


           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 38.3%
   39,519  Advanced Analogic Technologies,
              Inc. (b)                               142,268
   75,129  Cree, Inc. (b)                          1,767,785
  114,061  Fairchild Semiconductor International,
              Inc., Class A (b)                      425,448
   66,580  International Rectifier Corp. (b)         899,496
   28,227  IXYS Corp.                                227,510
   38,673  LDK Solar Co., Ltd.,  ADR (b)             245,187
   78,599  Linear Technology Corp.                 1,806,205
  124,104  MEMC Electronic Materials, Inc. (b)     2,046,475
   74,717  Microsemi Corp. (b)                       866,717
   33,679  O2Micro International Ltd., ADR (b)       115,182
  245,338  ON Semiconductor Corp. (b)                956,818
   24,786  Power Integrations, Inc.                  426,319
   30,063  Renesola Ltd., ADR (b)                    120,252
   19,607  Rubicon Technology, Inc. (b)              104,113
                                               --------------
                                                  10,149,775
                                               --------------

           TOTAL INVESTMENTS -- 100.1%
             (Cost $49,661,365) (c)               26,495,923
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (30,899)
                                               --------------
           NET ASSETS -- 100.0%                 $ 26,465,024
                                               ==============


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (d)

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $129,109 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,294,551.
(d) Formerly known as First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 26,495,923
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 26,495,923
                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           REAL ESTATE INVESTMENT TRUSTS -- 99.8%
      594  Acadia Realty Trust                     $   6,302
      138  Agree Realty Corp.                          2,165
       36  Alexander's, Inc.                           6,134
      690  Alexandria Real Estate Equities, Inc.      25,116
    2,446  AMB Property Corp.                         35,222
      742  American Campus Communities, Inc.          12,881
    2,055  Apartment Investment & Management
              Co., Class A                            11,261
    1,388  Ashford Hospitality Trust, Inc.             2,138
      258  Associated Estates Realty Corp.             1,465
    1,397  AvalonBay Communities, Inc.                65,743
    1,421  BioMed Realty Trust, Inc.                   9,620
    2,124  Boston Properties, Inc.                    74,404
    1,552  Brandywine Realty Trust                     4,423
      896  BRE Properties, Inc.                       17,589
      934  Camden Property Trust                      20,156
      830  CapLease, Inc.                              1,635
    1,163  CBL & Associates Properties, Inc.           2,745
      779  Cedar Shopping Centers, Inc.                1,355
      261  Cogdell Spencer, Inc.                       1,331
      851  Colonial Properties Trust                   3,242
      907  Corporate Office Properties Trust          22,521
      765  Cousins Properties, Inc.                    4,927
    3,084  DCT Industrial Trust, Inc.                  9,776
    2,264  Developers Diversified Realty Corp.         4,822
    1,577  DiamondRock Hospitality Co.                 6,324
    1,329  Digital Realty Trust, Inc.                 44,096
    2,136  Douglas Emmett, Inc.                       15,785
    2,601  Duke Realty Corp.                          14,306
      594  DuPont Fabros Technology, Inc.              4,087
      439  EastGroup Properties, Inc.                 12,323
      499  Education Realty Trust, Inc.                1,742
      608  Entertainment Properties Trust              9,582
      442  Equity Lifestyle Properties, Inc.          16,840
      584  Equity One, Inc.                            7,119
    4,778  Equity Residential                         87,676
      470  Essex Property Trust, Inc.                 26,950
    1,503  Extra Space Storage, Inc.                   8,282
    1,035  Federal Realty Investment Trust            47,610
    1,125  FelCor Lodging Trust, Inc.                  1,530
      781  First Industrial Realty Trust, Inc.         1,913
      481  First Potomac Realty Trust                  3,535
    1,037  Franklin Street Properties Corp.           12,755
    4,669  General Growth Properties, Inc. (c)         3,315
      304  Getty Realty Corp.                          5,578
      150  Gladstone Commercial Corp.                  1,332
      663  Glimcher Realty Trust                         928
      760  Gramercy Capital Corp.                        737
    4,448  HCP, Inc.                                  79,397
    1,940  Health Care REIT, Inc.                     59,345


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
    1,039  Healthcare Realty Trust, Inc.           $  15,575
      846  Hersha Hospitality Trust                    1,607
    1,114  Highwoods Properties, Inc.                 23,862
      576  Home Properties, Inc.                      17,654
    1,646  Hospitality Properties Trust               19,752
    9,204  Host Hotels & Resorts, Inc.                36,080
    3,931  HRPT Properties Trust                      12,540
    1,016  Inland Real Estate Corp.                    7,203
    1,030  Investors Real Estate Trust                10,156
      579  Kilroy Realty Corp.                         9,953
    4,083  Kimco Realty Corp.                         31,113
      596  Kite Realty Group Trust                     1,460
      719  LaSalle Hotel Properties                    4,199
    1,375  Lexington Realty Trust                      3,273
    1,775  Liberty Property Trust                     33,619
      405  LTC Properties, Inc.                        7,104
    1,349  Macerich (The) Co.                          8,445
    1,163  Mack-Cali Realty Corp.                     23,039
      839  Maguire Properties, Inc. (b)                  604
    1,337  Medical Properties Trust, Inc.              4,880
      494  Mid-America Apartment Communities, Inc.    15,230
      346  Mission West Properties, Inc.               2,214
      434  Monmouth Real Estate Investment
              Corp., Class A                           2,869
      420  National Health Investors, Inc.            11,285
    1,384  National Retail Properties, Inc.           21,923
    1,793  Nationwide Health Properties, Inc.         39,787
    1,443  Omega Healthcare Investors, Inc.           20,317
      269  Parkway Properties, Inc.                    2,771
      690  Pennsylvania Real Estate Investment Trust   2,450
      774  Post Properties, Inc.                       7,848
    4,687  ProLogis                                   30,466
      262  PS Business Parks, Inc.                     9,655
    2,197  Public Storage                            121,384
      325  Ramco-Gershenson Properties Trust           2,096
    1,827  Realty Income Corp.                        34,384
    1,226  Regency Centers Corp.                      32,575
      191  Saul Centers, Inc.                          4,387
    2,109  Senior Housing Properties Trust            29,568
    4,411  Simon Property Group, Inc.                152,797
    1,003  SL Green Realty Corp.                      10,832
      385  Sovran Self Storage, Inc.                   7,731
    1,313  Strategic Hotels & Resorts, Inc.              906
      287  Sun Communities, Inc.                       3,395
      944  Sunstone Hotel Investors, Inc.              2,483
      555  Tanger Factory Outlet Centers, Inc.        17,127
      929  Taubman Centers, Inc.                      15,830
    2,607  UDR, Inc.                                  22,446


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
      208  Universal Health Realty Income
              Trust                                $   6,080
      375  Urstadt Biddle Properties, Inc.,
              Class A                                  5,033
      866  U-Store-It Trust                            1,749
    2,512  Ventas, Inc.                               56,796
    2,467  Vornado Realty Trust                       82,003
      928  Washington Real Estate Investment
              Trust                                   16,054
    1,357  Weingarten Realty Investors                12,919
      210  Winthrop Realty Trust, Inc.                 1,451
                                                --------------


           TOTAL COMMON STOCKS -- 99.8%
            (Cost $4,572,931)                      1,899,019

           MONEY MARKET FUND -- 0.0%
     $711  Morgan Stanley Institutional
            Treasury Money Market Fund-0.06%
            (d)
             (Cost $711)                                 711
                                                --------------

           TOTAL INVESTMENTS -- 99.8%
             (Cost $4,573,642) (e)                 1,899,730
           NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                       4,538
                                               --------------
           NET ASSETS -- 100.0%                 $  1,904,268
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) This REIT has filed for protection in federal bankruptcy court subsequent to the date of this report.
(d)  Represents annualized 7-day yield at March 31, 2009.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,346 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,675,258.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $  1,899,730
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $  1,899,730
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 3.9%
   26,018  ITT Corp.                            $  1,000,912
                                               --------------

           BUILDING PRODUCTS -- 1.8%
    8,839  Ameron International Corp.                465,462
                                               --------------

           CHEMICALS -- 10.0%
   22,447  Arch Chemicals, Inc.                      425,595
   60,424  Calgon Carbon Corp. (b)                   856,208
  101,406  Nalco Holding Co.                       1,325,377
                                               --------------
                                                   2,607,180
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 3.5%
   44,796  Tetra Tech, Inc. (b)                      912,942
                                               --------------

           CONSTRUCTION & ENGINEERING -- 5.6%
   29,507  Insituform Technologies, Inc.,
              Class A (b)                            461,490
   32,074  Layne Christensen Co. (b)                 515,429
   16,332  Northwest Pipe Co. (b)                    464,972
                                               --------------
                                                   1,441,891
                                               --------------

           DIVERSIFIED FINANCIAL SERVICES -- 1.6%
   13,452  PICO Holdings, Inc. (b)                   404,502
                                               --------------

           ELECTRICAL EQUIPMENT -- 6.3%
   20,417  Franklin Electric Co., Inc.               451,828
   27,921  Roper Industries, Inc.                  1,185,247
                                               --------------
                                                   1,637,075
                                               --------------

           ELECTRONIC EQUIPMENT,
             INSTRUMENTS & COMPONENTS -- 3.5%
   19,297  Itron, Inc. (b)                           913,713
                                               --------------

           LIFE SCIENCES TOOLS & SERVICES
              -- 4.9%
   22,257  Millipore Corp. (b)                     1,277,774
                                               --------------
           MACHINERY -- 34.4%
   18,214  Badger Meter, Inc.                        526,203
   54,255  Crane Co.                                 915,824
   45,391  Energy Recovery, Inc. (b)                 344,972
   21,244  Flowserve Corp.                         1,192,213
   11,783  Gorman-Rupp (The) Co.                     233,303
   43,744  IDEX Corp.                                956,681
   19,709  Lindsay Corp.                             532,143
   25,671  Mueller Industries, Inc.                  556,804
   88,995  Mueller Water Products, Inc.,
              Class A                                293,684
   41,319  Pall Corp.                                844,147
   46,560  Pentair, Inc.                           1,008,955
   16,833  Valmont Industries, Inc.                  845,185


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           MACHINERY (CONTINUED)
   35,201  Watts Water Technologies, Inc.,
              Class A                           $    688,532
                                               --------------
                                                   8,938,646
                                               --------------

           MULTI-UTILITIES -- 3.6%
   44,250  Veolia Environment ADR (b)                924,825
                                               --------------

           WATER UTILITIES -- 20.8%
   18,098  American States Water Co.                 657,319
   47,386  American Water Works Co., Inc.            911,707
   57,629  Aqua America, Inc.                      1,152,580
   20,433  California Water Service Group            855,325
   79,040  Cascal N.V.                               248,186
   42,796  Companhia de Saneamento Basico
              Do Estado de Sao Paulo, ADR (b)        913,695
   29,323  Consolidated Water Co., Ltd.              318,154
   13,077  SJW Corp.                                 332,548
                                               --------------
                                                   5,389,514
                                               --------------


           TOTAL COMMON STOCKS -- 99.9%
            (Cost $43,155,925)                    25,914,436

           MONEY MARKET FUND -- 0.0%
  $11,544  Morgan Stanley Institutional
            Treasury Money Market Fund-0.06% (c)
             (Cost $11,544)                           11,544
                                               --------------


           TOTAL INVESTMENTS -- 99.9%
             (Cost $43,167,469) (d)               25,925,980
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      24,237
                                               --------------
           NET ASSETS -- 100.0%                 $ 25,950,217
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at March 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $230,244 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,471,733.

ADR  -  American Depositary Receipt.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

MARCH 31, 2009 (UNAUDITED)


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 25,925,980
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 25,925,980
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           GAS UTILITIES -- 3.3%
   39,407  Questar Corp.                        $  1,159,748
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 96.7%
   30,231  Anadarko Petroleum Corp.                1,175,684
   18,047  Apache Corp.                            1,156,632
   48,730  Cabot Oil & Gas Corp.                   1,148,566
   71,140  Chesapeake Energy Corp.                 1,213,648
   17,482  Chevron Corp.                           1,175,490
   61,545  Cimarex Energy Co.                      1,131,197
   37,807  Comstock Resources, Inc. (b)            1,126,649
   24,349  Devon Energy Corp.                      1,088,157
   28,302  EnCana Corp.                            1,149,344
   18,645  EOG Resources, Inc.                     1,021,000
   91,196  Forest Oil Corp. (b)                    1,199,227
   70,774  Goodrich Petroleum Corp. (b)            1,370,185
   76,537  Linn Energy LLC                         1,140,401
  151,282  Mariner Energy, Inc. (b)                1,172,436
  253,416  McMoRan Exploration Co. (b)             1,191,055
   52,523  Newfield Exploration Co. (b)            1,192,272
   23,014  Noble Energy, Inc.                      1,239,994
  215,652  Pengrowth Energy Trust                  1,203,338
   71,326  Pioneer Natural Resources Co.           1,174,739
  231,057  Quicksilver Resources, Inc. (b)         1,280,056
   28,340  Range Resources Corp.                   1,166,475
   24,167  Royal Dutch Shell PLC, ADR              1,070,598
  207,514  SandRidge Energy, Inc. (b)              1,367,517
   40,097  Southwestern Energy Co. (b)             1,190,480
   90,003  St. Mary Land & Exploration Co.         1,190,740
  109,001  Talisman Energy, Inc.                   1,144,511
   31,370  Ultra Petroleum Corp. (b)               1,125,869
  203,295  W&T Offshore, Inc.                      1,250,264
   37,032  XTO Energy, Inc.                        1,133,920
                                               --------------
                                                  34,190,444
                                               --------------


           TOTAL COMMON STOCKS -- 100.0%
            (Cost $58,711,074)                    35,350,192

           MONEY MARKET FUND -- 0.1%
  $25,653  Morgan Stanley Institutional
            Treasury Money Market Fund-0.06% (c)
             (Cost $25,653)                           25,653
                                               --------------


           TOTAL INVESTMENTS -- 100.1%
             (Cost $58,736,727) (d)               35,375,845
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (22,142)
                                               --------------
           NET ASSETS -- 100.0%                 $ 35,353,703
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c)  Represents annualized 7-day yield at March 31, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $356,116 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,716,998.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 35,375,845
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 35,375,845
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AIRLINES -- 1.6%
   17,286  China Eastern Airlines Corp.
              Ltd.,  ADR (b)                    $    265,859
   29,050  China Southern Airlines Co.,
              Ltd., ADR (b)                          281,785
                                               --------------
                                                     547,644
                                               --------------

           CHEMICALS -- 0.7%
    9,846  Sinopec Shanghai Petrochemical
              Co. Ltd., ADR                          242,212
                                               --------------

           COMMERCIAL BANKS -- 12.0%
   35,819  HDFC Bank Ltd., ADR                     2,182,452
  137,293  ICICI Bank Ltd.,  ADR                   1,824,624
                                               --------------
                                                   4,007,076
                                               --------------

           CONSTRUCTION & ENGINEERING -- 0.5%
   24,826  KHD Humboldt Wedag International
              Ltd. (b)                               171,548
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 0.7%
    4,547  New Oriental Education &
              Technology Group, Inc., ADR (b)        228,487
                                               --------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 4.6%
    6,365  China Telecom Corp., Ltd., ADR            263,702
   55,864  China Unicom (Hong Kong) Ltd., ADR        581,544
   32,035  Tata Communications Ltd., ADR             684,588
                                               --------------
                                                   1,529,834
                                               --------------

           ELECTRICAL EQUIPMENT -- 3.1%
   78,642  JA Solar Holdings Co., Ltd., ADR (b)      265,023
   50,759  Solarfun Power Holdings Co.,
              Ltd., ADR (b)                          212,680
   25,167  Suntech Power Holdings Co.,
              Ltd., ADR (b)                          294,202
   45,278  Yingli Green Energy Holding Co.,
              Ltd.,  ADR (b)                         272,574
                                               --------------
                                                   1,044,479
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
   11,737  China Medical Technologies,
              Inc.,  ADR                             161,619
   13,297  Mindray Medical International
              Ltd., ADR                              246,127
                                               --------------
                                                     407,746
                                               --------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           HOTELS, RESTAURANTS & LEISURE -- 1.8%
   11,171  Ctrip.com International Ltd., ADR    $    306,085
   86,309  Melco Crown Entertainment Ltd.,
              ADR (b)                                283,094
                                               --------------
                                                     589,179
                                               --------------

           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.7%
    9,083  Huaneng Power International,
              Inc., ADR                              243,878
                                               --------------

           INSURANCE -- 7.7%
   52,529  China Life Insurance Co., Ltd., ADR     2,586,528
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 11.0%
   19,034  AsiaInfo Holdings, Inc. (b)               320,723
   12,201  Baidu.com, Inc., ADR (b)                2,154,696
   12,266  NetEase.com, Inc.,  ADR (b)               329,342
    8,719  SINA Corp. (b)                            202,717
   15,887  Sohu.com, Inc. (b)                        656,292
                                               --------------
                                                   3,663,770
                                               --------------

           IT SERVICES -- 12.4%
  100,505  Infosys Technologies Ltd., ADR          2,676,448
  109,871  Satyam Computer Services Ltd., ADR        172,497
  181,827  Wipro Ltd.,  ADR                        1,292,790
                                               --------------
                                                   4,141,735
                                               --------------

           LIFE SCIENCES TOOLS & SERVICES -- 0.5%
   37,009  WuXi PharmaTech Cayman, Inc., ADR (b)     167,651
                                               --------------

           MACHINERY -- 2.4%
  162,118  Tata Motors Ltd.,  ADR                    799,242
                                               --------------

           MARINE -- 0.6%
   25,192  Seaspan Corp.                             207,078
                                               --------------

           MEDIA -- 1.5%
   28,495  Focus Media Holding Ltd., ADR (b)         193,766
   47,624  VisionChina Media, Inc., ADR (b)          307,175
                                               --------------
                                                     500,941
                                               --------------

           METALS & MINING -- 6.9%
   49,396  Aluminum Corp. of China Ltd., ADR         722,170


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING (CONTINUED)
  223,631  Sterlite Industries (India)
              Ltd., ADR                         $  1,581,071
                                               --------------
                                                   2,303,241
                                               --------------

           OIL, GAS & CONSUMABLE FUELS -- 15.5%
   20,506  China Petroleum & Chemical
              Corp.,  ADR                          1,315,870
   14,548  CNOOC Ltd., ADR                         1,463,529
   27,122  PetroChina Co., Ltd., ADR               2,161,623
   33,298  Yanzhou Coal Mining Co., Ltd., ADR        238,747
                                               --------------
                                                   5,179,769
                                               --------------

           PERSONAL PRODUCTS -- 0.5%
   39,583  American Oriental
              Bioengineering, Inc. (b)               152,790
                                               --------------

           PHARMACEUTICALS -- 2.0%
   72,597  Dr. Reddy's Laboratories Ltd., ADR        686,042
                                               --------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT -- 0.8%
   33,672  E-House China Holdings Ltd., ADR (b)      261,631
                                               --------------

           ROAD & RAIL -- 0.6%
   12,937  Guangshen Railway Co., Ltd., ADR          209,709
                                               --------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.4%
   18,914  LDK Solar Co., Ltd.,  ADR (b)             119,915
                                               --------------

           SOFTWARE -- 3.4%
   40,046  Giant Interactive Group, Inc., ADR        272,313
   15,917  Longtop Financial Technologies
              Ltd., ADR (b)                          337,918
   14,215  Perfect World Co., Ltd.,  ADR (b)         199,720
    8,532  Shanda Interactive Entertainment
              Ltd.,  ADR (b)                         337,270
                                               --------------
                                                   1,147,221
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 7.0%
   47,130  China Mobile Ltd.,  ADR                 2,051,098
   58,027  Hutchison Telecommunications
              International Ltd., ADR                273,307
                                               --------------
                                                   2,324,405
                                               --------------


            DESCRIPTION                                 VALUE
-------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%
              (Cost $68,060,358) (c)            $ 33,463,751
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (29,276)
                                               --------------
            NET ASSETS -- 100.0%                $ 33,434,475
                                               ==============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $344,451 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,941,058.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 33,463,751
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 33,463,751
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 3.0%
   47,790  AAR Corp. (b)                        $    599,287
   30,453  Applied Signal Technology, Inc.           616,064
   13,205  Elbit Systems Ltd.                        636,877
                                               --------------
                                                   1,852,228
                                               --------------

           AIR FREIGHT & LOGISTICS -- 0.9%
   12,983  C.H. Robinson Worldwide, Inc.             592,155
                                               --------------

           BIOTECHNOLOGY -- 7.0%
   12,183  Amgen, Inc. (b)                           603,302
   12,044  Biogen Idec, Inc. (b)                     631,346
    9,120  Cephalon, Inc. (b)                        621,072
   13,580  Gilead Sciences, Inc. (b)                 629,026
   15,316  Myriad Genetics, Inc. (b)                 696,419
   20,795  Onyx Pharmaceuticals, Inc. (b)            593,697
   16,000  OSI Pharmaceuticals, Inc. (b)             612,160
                                               --------------
                                                   4,387,022
                                               --------------

           CAPITAL MARKETS -- 1.0%
   40,543  Knight Capital Group, Inc.,
              Class A (b)                            597,604
                                               --------------

           CHEMICALS -- 0.9%
   40,543  Calgon Carbon Corp. (b)                   574,494
                                               --------------

           COMMERCIAL SERVICES & SUPPLIES -- 2.9%
   36,490  Rollins, Inc.                             625,804
   12,905  Stericycle, Inc. (b)                      615,956
   27,667  Tetra Tech, Inc. (b)                      563,853
                                               --------------
                                                   1,805,613
                                               --------------

           COMMUNICATIONS EQUIPMENT -- 2.0%
   28,693  F5 Networks, Inc. (b)                     601,118
   30,378  ViaSat, Inc. (b)                          632,470
                                               --------------
                                                   1,233,588
                                               --------------

           COMPUTERS & PERIPHERALS -- 1.1%
   24,983  Synaptics, Inc. (b)                       668,545
                                               --------------

           CONTAINERS & PACKAGING -- 2.1%
   29,328  Crown Holdings, Inc. (b)                  666,626
   12,230  Silgan Holdings, Inc.                     642,564
                                               --------------
                                                   1,309,190
                                               --------------

           DIVERSIFIED CONSUMER SERVICES -- 6.1%
    8,150  Apollo Group, Inc., Class A (b)           638,390
   31,032  Corinthian Colleges, Inc. (b)             603,572
   12,754  DeVry, Inc.                               614,488
   35,691  H&R Block, Inc.                           649,219
    5,309  ITT Educational Services, Inc. (b)        644,619


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           DIVERSIFIED CONSUMER SERVICES
              (CONTINUED)
    3,524  Strayer Education, Inc.              $    633,862
                                               --------------
                                                   3,784,150
                                               --------------

           FOOD PRODUCTS -- 5.1%
   24,853  Diamond Foods, Inc.                       694,144
   26,351  Flowers Foods, Inc.                       618,721
   13,190  Green Mountain Coffee Roasters,
              Inc. (b)                               633,120
   18,074  J & J Snack Foods Corp.                   625,180
   21,524  TreeHouse Foods, Inc. (b)                 619,676
                                               --------------
                                                   3,190,841
                                               --------------

           GAS UTILITIES -- 1.0%
   26,284  UGI Corp.                                 620,565
                                               --------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 10.0%
   12,107  Baxter International, Inc.                620,120
    9,340  Becton, Dickinson and Co.                 628,022
    7,879  C.R. Bard, Inc.                           628,114
   46,224  Cyberonics, Inc. (b)                      613,392
   10,021  Edwards Lifesciences Corp. (b)            607,573
   32,494  Greatbatch, Inc. (b)                      628,759
   11,224  Haemonetics Corp. (b)                     618,218
   18,417  ResMed, Inc. (b)                          650,857
   16,502  St. Jude Medical, Inc. (b)                599,518
   24,942  Thoratec Corp. (b)                        640,760
                                               --------------
                                                   6,235,333
                                               --------------

           HEALTH CARE PROVIDERS & SERVICES
              -- 9.0%
   22,782  Amedisys, Inc. (b)                        626,277
   19,513  AmerisourceBergen Corp.                   637,295
   16,205  Chemed Corp.                              630,374
   14,383  DaVita, Inc. (b)                          632,133
   10,681  Laboratory Corp. of America
              Holdings (b)                           624,732
   17,117  McKesson Corp.                            599,780
   15,234  Medco Health Solutions, Inc. (b)          629,773
   60,874  Odyssey HealthCare, Inc. (b)              590,478
   13,453  Quest Diagnostics, Inc.                   638,748
                                               --------------
                                                   5,609,590
                                               --------------

           HEALTH CARE TECHNOLOGY -- 2.0%
   14,235  Cerner Corp. (b)                          625,913
   19,513  Computer Programs & Systems, Inc.         649,197
                                               --------------
                                                   1,275,110
                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE -- 4.9%
   16,586  Buffalo Wild Wings, Inc. (b)         $    606,716
   17,156  Darden Restaurants, Inc.                  587,764
   11,247  McDonald's Corp.                          613,749
   11,313  Panera Bread Co., Class A (b)             632,397
   29,439  Peet's Coffee & Tea, Inc. (b)             636,471
                                               --------------
                                                   3,077,097
                                               --------------

           HOUSEHOLD PRODUCTS -- 1.0%
   12,033  Church & Dwight Co., Inc.                 628,484
                                               --------------

           INTERNET & CATALOG RETAIL -- 2.9%
    8,206  Amazon.com, Inc. (b)                      602,649
   14,293  NetFlix, Inc. (b)                         613,455
    7,555  Priceline.com, Inc. (b)                   595,183
                                               --------------
                                                   1,811,287
                                               --------------

           INTERNET SOFTWARE & SERVICES -- 1.0%
   18,148  Open Text Corp. (b)                       625,017
                                               --------------

           IT SERVICES -- 6.0%
   19,555  Accenture Ltd., Class A                   537,567
   17,903  CACI International, Inc., Class A (b)     653,280
   20,907  Hewitt Associates, Inc., Class A (b)      622,192
   14,551  ManTech International Corp.,
              Class A (b)                            609,687
   16,178  MAXIMUS, Inc.                             644,855
   36,065  SAIC, Inc. (b)                            673,334
                                               --------------
                                                   3,740,915
                                               --------------

           LIFE SCIENCES TOOLS & SERVICES -- 1.0%
   15,959  Illumina, Inc. (b)                        594,313
                                               --------------

           MEDIA -- 2.9%
   26,453  DIRECTV Group (The), Inc. (b)             602,864
   26,307  Interactive Data Corp.                    653,992
   37,825  Shaw Communications, Inc., Class B        573,049
                                               --------------
                                                   1,829,905
                                               --------------

           METALS & MINING -- 1.0%
   10,610  Compass Minerals International, Inc.      598,086
                                               --------------

           MULTILINE RETAIL -- 2.1%
   14,990  Dollar Tree, Inc. (b)                     667,805
   19,427  Family Dollar Stores, Inc.                648,279
                                               --------------
                                                   1,316,084
                                               --------------

           PERSONAL PRODUCTS -- 0.9%
   10,568  Chattem, Inc. (b)                         592,336
                                               --------------


   SHARES  DESCRIPTION                                 VALUE
-------------------------------------------------------------

           PHARMACEUTICALS -- 7.1%
   29,233  Bristol-Myers Squibb Co.             $    640,787
   35,899  Endo Pharmaceuticals Holdings,
              Inc. (b)                               634,694
   11,654  Johnson & Johnson                         613,000
   13,318  Novo Nordisk A/S, ADR                     638,998
   21,973  Sanofi-Aventis, ADR                       613,706
   44,276  Sepracor, Inc. (b)                        649,086
   13,631  Teva Pharmaceutical Industries
              Ltd., ADR                              614,077
                                               --------------
                                                   4,404,348
                                               --------------

           PROFESSIONAL SERVICES -- 2.0%
    8,045  Dun & Bradstreet (The) Corp.              619,465
   14,723  IHS, Inc., Class A (b)                    606,293
                                               --------------
                                                   1,225,758
                                               --------------

           SOFTWARE -- 7.0%
   33,350  ACI Worldwide, Inc. (b)                   625,313
   35,589  CA, Inc.                                  626,722
   28,507  Check Point Software
              Technologies, Ltd. (b)                 633,141
   23,137  Intuit, Inc. (b)                          624,699
   18,244  McAfee, Inc. (b)                          611,174
   33,991  Oracle Corp.                              614,217
   19,901  Sybase, Inc. (b)                          602,801
                                               --------------
                                                   4,338,067
                                               --------------

           SPECIALTY RETAIL -- 4.2%
   15,261  Advance Auto Parts, Inc.                  626,922
    3,910  AutoZone, Inc. (b)                        635,844
   62,848  Hot Topic, Inc. (b)                       703,269
   22,385  Jos. A. Bank Clothiers, Inc. (b)          622,527
                                               --------------
                                                   2,588,562
                                               --------------

           TRADING COMPANIES & DISTRIBUTORS
              -- 1.0%
    8,805  W.W. Grainger, Inc.                       617,935
                                               --------------

           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.9%
   19,312  American Tower Corp., Class A (b)         587,664
                                               --------------

           TOTAL INVESTMENTS -- 100.0%
             (Cost $63,579,634) (c)               62,311,886
           NET OTHER ASSETS AND
             LIABILITIES -- (0.0)%                   (17,832)
                                               --------------
           NET ASSETS -- 100.0%                 $ 62,294,054
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2009 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)  Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,820,867 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,088,615.

ADR  -  American Depositary Receipt.


-----------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

VALUATION INPUTS                                 INVESTMENTS
-------------------------------------------------------------

Level 1 - Quoted Prices - Investments           $ 62,311,886
Level 2 - Other Significant Observable Inputs              -
Level 3 - Significant Unobservable Inputs                  -
                                               --------------
Total                                           $ 62,311,886
                                               ==============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)


                      1. Valuation and Investment Practices

A. Portfolio Valuation:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of seventeen exchange-traded funds (individually, each a "Fund" or collectively, the "Funds") as follows:

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
First Trust US IPO Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust Amex(R) Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust DB Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)


pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange and fair value pricing may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding Index, which, in turn, could result in a difference between a Fund's performance and the performance of its Index.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

       o Level 1- quoted prices in active markets for identical securities
       o Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       o Level 3- significant unobservable inputs (including the Funds'
                  own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of March 31, 2009 is included within each Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

A Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such investments.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2009 (UNAUDITED)


                              Licensing Information

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM), and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The Amex(R) Biotechnology Index(SM) is a trademark of the NYSE Euronext(SM) or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust Advisors L.P. or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by McGraw-Hill or Citigroup Global Markets and its affiliates ("Citigroup"), and neither McGraw-Hill nor Citigroup make any representation, warranty or condition regarding the advisability of investing in the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

Item 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------
                            James A. Bowen,
                            Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)

Date: May 28, 2009
      ------------------------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------
                            James A. Bowen,
                            Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)


Date: May 28, 2009
      -----------------------------



By (Signature and Title)*   /s/ Mark R. Bradley
                            -------------------------------
                            Mark R. Bradley,
                            Treasurer, Controller,
                            Chief Financial Officer and
                            Chief Accounting Officer
                            (principal financial officer)


Date: May 28, 2009
      ----------------------------


* Print the name and title of each signing officer under his or her signature.